As filed with the Securities and Exchange Commission on February 28, 2008

Registration Nos. 333-89822; 811-21114

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933    ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 8

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940    ☒

Amendment No. 15

ProShares Trust

(Exact name of Registrant as Specified in Trust Instrument)

7501 Wisconsin Avenue,

Suite 1000 Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

(240) 497-6400

(Area Code and Telephone Number)

Michael L. Sapir

Chairman

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Name and Address of Agent for Service)

With a copy to:

John Loder, Esq.

c/o Ropes & Gray LLP

One International Place

Boston, MA 02110

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates only to the following series of ProShares Trust: Barrons 400, Ultra Russell3000, Ultra DJ Wilshire Total MarketSM, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra MSCI Japan, Ultra FTSE/Xinhua China 25, UltraShort Russell3000, UltraShort DJ Wilshire Total MarketSM, UltraShort MSCI Australia, UltraShort MSCI Brazil, UltraShort MSCI BRIC, UltraShort MSCI Europe, UltraShort MSCI Latin America, UltraShort MSCI Mexico, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI South Korea, UltraShort MSCI Taiwan and UltraShort S&P Europe 350® ProShares. No information relating to any other series or class of series of ProShares Trust is amended or superseded hereby.

Ultra ProShares	Short ProShares

Ultra MarketCap	Short MarketCap
ULTRA Russell3000	ULTRASHORT Russell3000
ULTRA DJ Wilshire Total MarketSM	ULTRASHORT DJ Wilshire Total MarketSM

Ultra International	Short International
ULTRA MSCI EAFE	ULTRASHORT MSCI Australia
ULTRA MSCI Emerging Markets	ULTRASHORT MSCI Brazil
ULTRA MSCI Japan	ULTRASHORT MSCI BRIC
ULTRA FTSE/Xinhua China 25	ULTRASHORT MSCI Europe
ULTRASHORT MSCI Latin America
ULTRASHORT MSCI Mexico
ULTRASHORT MSCI Pacific ex-Japan
ULTRASHORT MSCI South Korea
ULTRASHORT MSCI Taiwan
ULTRASHORT S&P Europe 350®

Prospectus

ProShares Trust

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these

securities or passed upon the accuracy or adequacy of this

prospectus. Any representation to the contrary is a criminal offense.

[MAY]     , 2008

Distributor: SEI Investments Distribution Co.

ProShares Trust (“Trust”) is a registered investment company organized as a Delaware business trust that consists of separate exchange-traded funds (each a “Fund”). ProShare Advisors LLC (“ProShare Advisors” or “Advisor”) serves as the investment advisor to each Fund.

The shares of each Fund (“Shares”) are listed on the American Stock Exchange (“Exchange”). Shares trade on the Exchange at market prices that may differ from the indicative intraday value (“IIV”) of the Shares disseminated by the Exchange and may be above, below or equal to the Funds’ end of day net asset value (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Ultra ProShares are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash. Creation Units of the Short ProShares are purchased and redeemed in cash.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus (the “Prospectus”)—such as information about purchasing and redeeming Shares from or with a Fund and all references to the Transaction Fee imposed on purchases and redemptions—is not relevant to retail investors.

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ProShare Advisors LLC—Investment Advisor

This Page Intentionally Left Blank

4

Overview of Investment Objectives,

Principal Investment Strategies

and Risks

Overview of Investment Objectives, Principal Investment Strategies and Risks  5

Overview of Investment Objectives, Principal Investment Strategies and Risks

Investment Objectives and Principal Investment Strategies

Each series of ProShares (“Fund”) is designed to correspond to the performance of a daily benchmark, before fees and expenses, such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse of the daily price performance, of an index or security. Ultra ProShares are designed to correspond to a multiple of the daily performance of an underlying index. Short ProShares are designed to correspond to the inverse of the daily performance or twice (200%) the inverse of the daily performance of an underlying index. The Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the Funds from achieving such results. Each Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees, without the approval of Fund shareholders. Each Fund reserves the right to substitute a different index or security for the index underlying its benchmark.

In seeking to achieve each Fund’s investment objective, ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that a Fund should hold to approximate the performance of its benchmark. The Funds employ investment techniques that ProShare Advisors believes should simulate the movement of their respective benchmarks.

ProShare Advisors does not invest the assets of the Funds in stocks or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the Funds. Each Fund seeks to remain fully invested at all times in securities and/or financial instruments that provide exposure to its underlying index without regard to market conditions, trends or direction. The Funds do not take temporary defensive positions.

A Fund may hold a representative sample of the securities in the underlying index, which has aggregate characteristics similar to those of the underlying index. This “sampling” process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. In addition, a Fund may obtain exposure to components not included in the underlying index, invest in securities that are not included in the underlying index or may overweight or underweight certain components contained in the underlying index.

Strategies Specific to the Ultra ProShares

Each Ultra ProShares invests in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the daily return of its underlying index.

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Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

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Financial Instruments (including derivatives) are investment contracts whose value is derived from the value of an underlying asset, interest rate or index. Each Ultra ProShares may invest in financial instruments as a substitute for investing directly in stocks or bonds in order to gain exposure to its underlying index. Financial Instruments may also be used to produce economically “leveraged” investment results. Use of financial instruments may involve costs, in addition to transaction costs, and suitable in financial instruments may not be available in all circumstances. Financial instruments include:

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Futures Contracts and Options on Futures Contracts Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodities or securities on an agreed-upon date.

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Swap Agreements Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The Funds are subject to credit or performance risk on the amount each Fund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a Fund may cause the value of the Fund to decrease.

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Forward Contracts Forward contracts are two-party contracts entered into with dealers or financial institutions for the purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards contracts may also be structured for cash settlement, rather than physical delivery.

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Options on Securities and Stock Indexes and Investments Covering Such Positions Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock or futures contract at an agreed-upon price on or before a certain date. A put option gives the investor the right to sell a stock or futures contract at an agreed-upon price on or before a certain date.

6  Overview of Investment Objectives, Principal Investment Strategies and Risks

Pursuant to an exemptive order received from the U.S. Securities and Exchange Commission’s (“SEC”), each Ultra ProShares has committed to invest between 85% and 100% of its assets in the securities comprising the underlying index. This commitment is in addition to any requirements of the SEC “names rule” (Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)). For those Ultra ProShares subject to the names rule, such Funds commit at least 80% of assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, to equity securities contained in the underlying index and/or financial instruments with similar economic characteristics.

In addition, each Ultra ProShares may use other securities, financial instruments and techniques in pursuit of its investment objective. Assets of each Ultra ProShares not invested in equity securities or financial instruments may be invested in debt securities and/or money market instruments, including repurchase agreements.

Strategies Specific to the Short ProShares

The Short ProShares invest in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily return characteristics as the inverse (opposite) or a multiple of the inverse of the underlying index. These instruments include:

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Financial Instruments (including derivatives) are investment contracts whose value is derived from the value of an underlying asset, interest rate or index and may be used to produce economically “leveraged” investment results. Financial instruments include:

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Futures Contracts and Options on Futures Contracts Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodities or securities on an agreed-upon date.

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Swap Agreements Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The Funds are subject to credit or performance risk on the amount each Fund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a Fund may cause the value of the Fund to decrease.

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Forward Contracts Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.

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Options on Securities and Stock Indexes and Investments Covering Such Positions Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives the investor the right to sell a stock at an agreed-upon price on or before a certain date.

In addition, each Short ProShares may use other financial instruments and techniques in pursuit of its investment objective. Assets of the Short ProShares not invested in financial instruments may be invested in debt instruments and/or money market instruments, including repurchase agreements. Short ProShares generally do not invest in equity securities such as common stock. For those Short ProShares subject to the names rule discussed above, such Funds commit at least 80% of assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, to financial instruments with economic characteristics similar to those of the Funds’ underlying indexes.

Principal Risks

Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in a Fund. A Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. A Fund’s response to these developments will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are noted in each Fund description and described below. Some risks apply to all Funds, while others are specific to the investment strategies of certain Funds, as indicated below. The Statement of Additional Information (“SAI”) contains additional information about the Funds, their investment strategies and related risks. Each Fund may be subject to risks in addition to those identified as principal risks.

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Aggressive Investment Technique Risk (All Funds) The Funds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments. The Funds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments,

Overview of Investment Objectives, Principal Investment Strategies and Risks  7

Overview of Investment Objectives, Principal Investment Strategies and Risks

particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Funds to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a Fund’s benchmark, including: 1) the risk that an instrument is mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust a Fund’s position in a particular financial instrument when desired.

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Concentration Risk (All Funds) A Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively affect a Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

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Correlation Risk (All Funds) A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

The three graphs at right illustrate this point. Each of the three graphs shows a simulated hypothetical one year performance of an index compared with the performance of a Fund that perfectly achieves its investment objective of twice (200%) the daily index returns. The graphs demonstrate that, for periods greater than one day, a leveraged Fund is likely to underperform or over-perform (but not match) the index performance times the stated multiple in the Fund objective.

To isolate the impact of leverage, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates (to obtain required leverage) of zero percent. If fund expenses were included, the Fund’s performance would be lower than that shown. Each of the graphs also assumes a volatility rate of 15%, which is an approximate average of the five-year historical volatility rate of the S&P 600 Index, S&P MidCap 400 Index, Russell 2000 Index, NASDAQ-100 Index and Dow Jones Industrial Average. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Other indexes to which the Funds are benchmarked have different historical volatility rates; certain of the Funds’ historical volatility rates are substantially in excess of 15%.

8  Overview of Investment Objectives, Principal Investment Strategies and Risks

Please see the SAI for a further discussion of how both index volatility and index performance can affect Fund performance.

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Counterparty Risk (All Funds) A Fund will be subject to credit risk (described below) with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality.

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Credit Risk (All Funds) An issuer or guarantor of debt instruments or counterparty to financial instruments may be unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or instrument’s credit rating may affect an instrument’s value and, thus, have an impact on Fund performance. As described under “Counterparty Risk” above, the Funds will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties in financial

Overview of Investment Objectives, Principal Investment Strategies and Risks  9

Overview of Investment Objectives, Principal Investment Strategies and Risks

instruments transactions. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

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Early Close/Trading Halt Risk (All Funds) An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, a Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

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Equity Risk (All Funds) The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a Fund to decrease. The Short ProShares respond differently to these risks than funds that are positively correlated to the equity markets, such as the Ultra ProShares.

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Emerging Markets Risk (Ultra MSCI Emerging Markets, Ultra FTSE/Xinhua China 25, UltraShort MSCI Brazil, UltraShort MSCI BRIC, UltraShort MSCI Latin America, UltraShort MSCI Mexico, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI South Korea and UltraShort MSCI Taiwan ProShares) Emerging market securities are subject to risks different from, or greater than, the risks of investing in domestic securities or in companies economically tied to foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; great social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities (discussed under “Geographic Concentration Risk”) are generally more pronounced with respect to investments in companies economically tied to emerging market countries.

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Foreign Currency Risk (Short International ProShares and Ultra International ProShares) Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar falls in value against a foreign currency, an investment in that country gains value (i.e., a loss to the Short International ProShares) because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

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Foreign Investment Risk (Short International ProShares and Ultra International ProShares) Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Fluctuations in foreign currencies, may have an impact on the value of securities or financial instruments purchased by a Fund as described under Foreign Currency Risk above.

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Geographic Concentration Risk (Short International ProShares and Ultra International ProShares) Certain Funds that focus their investments in companies economically tied to particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, Funds that focus their investments in companies economically tied to a particular geographic region or country may be more volatile than a more geographically diversified Fund.

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Liquidity Risk (All Funds) In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

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Market Price Variance Risk (All Funds) Individual Shares of a Fund will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. A Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.

10  Overview of Investment Objectives, Principal Investment Strategies and Risks

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Market Risk (All Funds) The Funds are subject to market risks that will affect the value of their Shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Investors in Ultra ProShares should normally lose value on days when its underlying index declines. Investors in Short ProShares should normally lose value on days when its underlying index increases. Each of the Funds seeks to remain fully invested regardless of market conditions.

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Small- and Mid-Cap Company Investment Risk (Ultra Russell3000, Ultra DJ Wilshire Total Market, Ultra MSCI Emerging Markets, UltraShort Russell3000, UltraShort DJ Wilshire Total Market and Short International ProShares) Small- and mid-cap companies may have limited product lines or resources and may be dependant upon a particular market niche and may have greater fluctuations in price than the stocks of large companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

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Non-diversification Risk (All Funds) The Funds are classified as “non-diversified” under the 1940 Act, and each Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting its objective. This would make the performance of the Funds more susceptible to a single economic, political or regulatory event than a diversified fund might be.

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Portfolio Turnover Risk (All Funds) Active market trading of Fund Shares may cause more frequent creation or redemption activities and could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

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Valuation Time Risk (Short International ProShares and Ultra International ProShares) Except for the Short International ProShares, the Funds value their portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). Each Short International ProShares values its portfolio as of the close of regular trading on the NYSE Arca (generally 4:15 p.m. Eastern time). In some cases, foreign securities markets close before the NYSE or NYSE Arca opens or may not be open for business on the same calendar days as the NYSE or NYSE Arca. As a result, the daily performance of a Fund that tracks a foreign market index may vary from the performance of that index.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by a Fund.

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Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities that are used by U.S. and foreign banks, financial institutions, corporations or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs).

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ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

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GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

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A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One New York Share is always equal to one ordinary share. New York Share programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. New York Shares are used primarily by Dutch companies.

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Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

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Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by the Funds as a short-term investment vehicle for cash positions.

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Reverse Repurchase Agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.

Overview of Investment Objectives, Principal Investment Strategies and Risks  11

Overview of Investment Objectives, Principal Investment Strategies and Risks

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Structured Notes are debt obligations that may include components such as swaps, forwards, options, caps or floors. Structured notes may be used to indirectly expose a portfolio to asset classes or markets.

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U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

Precautionary Notes

A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of ProShares Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies For purposes of the Investment Company Act of 1940, as amended, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof (“Section 12(d)(1)”).

The Trust and the Funds have obtained an exemptive order from the SEC allowing, a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with ProShares Trust regarding the terms of the investment. Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings, (2) trading on the NYSE is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC or (4) the SEC by order permits for the protection of shareholders of a Fund.

Underlying Indexes

The Funds have entered into licensing agreements for the use of the indexes underlying their benchmarks (each, an “Index”). A description of the indexes currently underlying the Funds’ benchmarks follows:

Ultra DJ Wilshire Total Market ProShares and UltraShort DJ Wilshire Total Market ProShares:

The Dow Jones Wilshire 5000 Total MarketSM Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S. equity securities with readily available price data. The Index includes nearly all common stocks, REITs and limited partnership shares traded primarily on the New York Stock Exchange, NASDAQ or American Stock Exchange. The price of each issue included in the Index is weighted by its relative market capitalization. The Index provides exhaustive coverage of the U.S. equity market by targeting around 100% of free float-adjusted market capitalization in the U.S. As of December 31, 2007, the Index included companies with capitalizations between $1 million and $470 billion. The average capitalization of the companies comprising the Index was approximately $83 billion. The Index was concentrated in the Consumer Non-durables industry group, which comprised 24% of the market capitalization of the Index.

12  Overview of Investment Objectives, Principal Investment Strategies and Risks

Ultra Russell3000 ProShares and UltraShort Russell3000 ProShares:

The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories. The Index provides exhaustive coverage of the U.S. equity market by targeting around 98% of free float-adjusted market capitalization in the U.S. As of December 31, 2007, the Index included companies with capitalizations between $27 million and $512 billion. The average capitalization of the companies comprising the Index was approximately $89 billion. The Index was concentrated in the Financial Services industry group, which comprised 19% of the market capitalization of the Index.

Ultra MSCI EAFE ProShares:

The MSCI® EAFE® Index (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the US & Canada. As of December 31, 2007, the Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index included companies with capitalizations between $90 million and $233 billion. The average capitalization of the companies comprising the Index was approximately $11 billion. The Index was concentrated in the Financials industry group, which comprised 27% of the market capitalization of the Index.

Ultra MSCI Emerging Markets ProShares:

The MSCI® Emerging Markets Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group in global emerging markets countries. As of December 31, 2007, the Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The Index included companies with capitalizations between $48 million and $133 billion. The average capitalization of the companies comprising the Index was approximately $4 billion. The Index was concentrated in the Financials industry group, which comprised 22% of the market capitalization of the Index.

Ultra MSCI Japan ProShares:

The MSCI® Japan Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group in Japan. As of December 31, 2007, the Index included companies with capitalizations between $90 million and $146 billion. The average capitalization of the companies comprising the Index was approximately $7 billion. The Index was concentrated in the Consumer Discretionary industry group, which comprised 20% of the market capitalization of the Index.

Ultra FTSE/Xinhua China 25 ProShares:

The FTSE/Xinhua China 25 Index comprises 25 of the largest and most liquid Chinese stocks listed at the Hong Kong Stock Exchange (HKEX). This free float adjusted index caps the weight of any of constituent stock at 10% to ensure broad representation of the Chinese economy. As of June 30, 2007, the Index included companies with capitalizations between $2 billion and $64 billion. The average capitalization of the companies comprising the Index was approximately $13 billion. As of March 31, 2007, the Index was concentrated in the Financials industry group, which comprised approximately 40.75% of the market capitalization of the Index.

UltraShort MSCI Australia ProShares:

The MSCI® Australia Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Australian market. To construct the Index, every listed security in the market is identified. Securities are free float-adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and screened by size, liquidity and minimum free float. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the Australian market. As of December 31, 2007, the Index included companies with capitalizations between $480 million and $118 billion. The average capitalization of the companies comprising the Index was approximately $10 billion. The Index was concentrated in the Financials industry group, which comprised 45% of the market capitalization of the Index.

UltraShort MSCI Brazil ProShares:

The MSCI® Brazil Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. To construct the Index, every listed security in the market is identified. Securities are free float-adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and screened by size, liquidity and minimum free float. The Index is divided into large- and mid-cap segments and provide exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the Brazilian market. As of December 31, 2007, the Index included companies with capitalizations between $201 million and $78 billion. The average capitalization of the companies comprising the Index was approximately $7 billion. The Index was concentrated in the Materials industry group, which comprised 30% of the market capitalization of the Index.

UltraShort MSCI BRIC ProShares:

The MSCI® BRIC Equity IndexSM combines, on a market capitalization-weighted basis, the components of the MSCI Brazil, MSCI Russia, MSCI India and MSCI China Indexes. Each of these indexes, in turn, are free float-adjusted market capitalization-weighted indexes that are designed to measure the equity market performance of their respective countries. To construct the indexes, every listed security in the market is identified. Securities are free float-adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and

Overview of Investment Objectives, Principal Investment Strategies and Risks  13

Overview of Investment Objectives, Principal Investment Strategies and Risks

screened by size, liquidity and minimum free float. Each index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization of each country’s market. As of December 31, 2007, the Index included companies located with capitalizations between $167 million and $133 billion. The average capitalization of the companies comprising the Index was approximately $6 billion. The Index was concentrated in the Energy industry group, which comprised 31% of the market capitalization of the Index.

UltraShort MSCI Europe ProShares:

The MSCI® Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the region. As of December 31, 2007, the Index consisted of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Index included companies with capitalizations between $220 million and $233 billion. The average capitalization of the companies comprising the Index was approximately $16 billion. The Index was concentrated in the Financials industry group, which comprised 26% of the market capitalization of the Index.

UltraShort MSCI Latin American ProShares:

The MSCI® EM (Emerging Markets) Latin America Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets in Latin America. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the region. As of December 31, 2007, the Index consisted of the following six emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index included companies with capitalizations between $56 million and $78 billion. The average capitalization of the companies comprising the Index was approximately $5 billion. The Index was concentrated in the Materials industry group, which comprised 27% of the market capitalization of the Index.

UltraShort MSCI Mexico ProShares:

The MSCI® Mexico Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Mexican market. To construct the Index, every listed security in the market is identified. Securities are free float-adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and screened by size, liquidity and minimum free float. The Index is divided into large- and mid-cap segments and provide exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the Mexican market. As of December 31, 2007, the Index included companies with capitalizations between $341 million and $56 billion. The average capitalization of the companies comprising the Index was approximately $6 billion. The Index was concentrated in the Telecommunication Services industry group, which comprised 45% of the market capitalization of the Index.

UltraShort MSCI Pacific ex-Japan ProShares:

The MSCI® Pacific ex-Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the region. As of December 31, 2007, the Index consisted of the following four developed market countries: Australia, Hong Kong, New Zealand and Singapore. The Index included companies with capitalizations between $212 million and $118 billion. The average capitalization of the companies comprising the Index was approximately $7 billion. The Index was concentrated in the Financials industry group, which comprised 49% of the market capitalization of the Index.

UltraShort MSCI South Korea ProShares:

The MSCI® South Korea Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the South Korean market. To construct the Index, every listed security in the market is identified. Securities are free float adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and screened by size, liquidity and minimum free float. The Index is divided into large and mid cap segments and provide exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the South Korean market. As of December 31, 2007, the Index included companies with capitalizations between $232 million and $66 billion. The average capitalization of the companies comprising the Index was approximately $5 billion. The Index was concentrated in the Industrials industry group, which comprised 24% of the market capitalization of the Index.

UltraShort MSCI Taiwan ProShares:

The MSCI® Taiwan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of the Taiwanese market. To construct the Index, every listed security in the market is identified. Securities are free float-adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and screened by size, liquidity and minimum free float. The Index is divided into large- and mid-cap segments and provide exhaustive coverage of these size segments by targeting around 85% of free float-adjusted market capitalization in the Taiwanese market. As of December 31, 2007, the Index included companies with capitalizations between $154 million and $40 billion. The average capitalization of the companies comprising the Index was approximately $3 billion. The Index was concentrated in the Information Technology industry group, which comprised 59% of the market capitalization of the Index.

14  Overview of Investment Objectives, Principal Investment Strategies and Risks

UltraShort S&P Europe 350 ProShares:

The S&P Europe 350® Index consists of many of the largest and most liquid stocks from 17 major European markets. These are Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden and Switzerland. These countries represent the most liquid and investable markets in Europe. The 350 stocks have been selected on the basis of their size, liquidity, sector representation and country representation. The weight of each country within the Index reflects the weight of the country in the universe of stocks from the seventeen countries. Similarly, the weight of each sector reflects the weight of the particular sector in the universe of stocks from the seventeen countries. The Index is divided into large- and mid-cap segments and provides exhaustive coverage of these size segments by targeting around 70% of free float-adjusted market capitalization in the region. As of December 31, 2007, the Index included companies with capitalizations between $709 million and $232 billion. The average capitalization of the companies comprising the Index was approximately $82 billion. The Index was concentrated in the Financials industry group, which comprised 28% of the market capitalization of the Index.

Information About the Index Licensors

“Standard & Poor’s®,” “S&P®” and “S&P Europe 350” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. ProShares are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in ProShares.

“Dow Jones” is a service mark of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote any of the ProShares.

•	Recommend that any person invest in the ProShares or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProShares.

•	Have any responsibility or liability for the administration, management of marketing of the ProShares.

•	Consider the needs of the ProShares or the owners of the ProShares in determining, composing or calculating the Dow Jones U.S. Indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProShares. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•

The results to be obtained by the ProShares, the owner of the ProShares or any other person in connection with the use of the Dow Jones U.S. Indexes and the data included in the Dow Jones U.S. Indexes;

•	The accuracy or completeness of the Dow Jones U.S. Indexes and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Indexes and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones U.S. Indexes or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProShares and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProShares or any other third parties.

The Russell 3000® Index (the “Index”) is a trademark of Russell Investment Group (“Russell”) and has been licensed for use by ProShares Trust. The Funds are not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general stock market performance or a segment of the same. Russell’s publication of the Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Index is based. Russell’s only relationship to ProShares Trust is the licensing of certain trademarks and trade names of Russell and of the Index which is determined, composed and calculated by Russell without regard to ProShares Trust or the Funds. Russell is not responsible for any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

The Ultra and Short International Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by ProFunds Trust. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or shareholders of these Funds or any other person or entity regarding the advisability of investing in Funds generally or in these Funds particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or shareholders of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI Indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by or the

Overview of Investment Objectives, Principal Investment Strategies and Risks  15

Overview of Investment Objectives, Principal Investment Strategies and Risks

consideration into which these Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of these Funds or any other person or entity in connection with the administration, marketing or offering of these Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Funds, shareholders of the Funds, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

The Funds are not in any way sponsored, endorsed, sold or promoted by FTSE/Xinhua Index Limited (“FXI”), FTSE International Limited (“FTSE”), the London Stock Exchange Plc (the “London Exchange”), The Financial Times Limited (“FT”) or Xinhua Finance Limited (“Xinhua”) (collectively, the “FTSE Licensor Parties”) and none of the FTSE Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE/Xinhua China 25 Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The FTSE/Xinhua China 25 Index is compiled and calculated by FTSE on behalf of FXI. None of the FTSE Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the FTSE/Xinhua China 25 Index none of the FTSE Licensor Parties shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trade mark of the Exchange and the FT and is used by FXI under licence. “Xinhua®” is a trade mark of Xinhua and is used by FXI under licence.

Please see the SAI, which sets forth certain additional disclaimers and limitations of liabilities.

16  Overview of Investment Objectives, Principal Investment Strategies and Risks

This Page Intentionally Left Blank

17

Ultra ProShares

Ultra ProShares seek to provide daily investment results, before fees and expenses, that double (200%) the daily performance of their applicable indexes.

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

[1]

A benchmark may be any standard of investment performance to which a Fund seeks to correlate its performance. Ultra ProShares utilize the performance of a multiple of an index as their benchmark. For example, Ultra Russell3000 ProShares have a daily benchmark of twice the daily return of the Russell 3000® Index.

18

Ultra Russell3000 ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

Ultra Russell3000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 3000 Index.

If Ultra Russell3000 ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as the Russell 3000 Index when the Index rises on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any decrease in the Index when the Index declines on a given day.

Principal Investment Strategy

The Ultra Russell3000 ProShares’ principal investment strategies include:

•

Investing in equity securities and/or taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the Russell 3000 Index. Information about the Index can be found on page 13.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The Ultra Russell3000 ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk and Small- and Mid-Cap Company Investment Risk.

The Ultra Russell3000 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the Ultra Russell3000 ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra Russell3000 ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below directly, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)D	up to 3 times the fixed fee plus up to 0.10%

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesE	0.00%
Other ExpensesF	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsG	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Russell3000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

Ultra MarketCap ProShares   19

E

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

F

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

G

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the Ultra Russell3000 ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra Russell3000 ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

20  Ultra MarketCap ProShares

Ultra DJ Wilshire Total Market ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

Ultra DJ Wilshire Total Market ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Wilshire 5000 Total Market Index.

If Ultra DJ Wilshire Total Market ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as the Dow Jones Wilshire 5000 Total Market Index when the Index rises on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any decrease in the Index when the Index declines on a given day.

Principal Investment Strategy

The Ultra DJ Wilshire Total Market ProShares’ principal investment strategies include:

•

Investing in equity securities and/or taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the Dow Jones Wilshire 5000 Total Market Index. Information about the Index can be found on page 12.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The Ultra DJ Wilshire Total Market ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk and Small- and Mid-Cap Company Investment Risk.

The Ultra DJ Wilshire Total Market ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the Ultra DJ Wilshire Total Market ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra DJ Wilshire Total Market ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below directly, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)D	up to 3 times the fixed fee plus up to 0.10%

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesE	0.00%
Other ExpensesF	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsG	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Russell3000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

Ultra MarketCap ProShares   21

D

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

E

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

F

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

G

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the Ultra DJ Wilshire Total Market ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra DJ Wilshire Total Market ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

22  Ultra MarketCap ProShares

Ultra MSCI EAFE ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

Ultra MSCI EAFE ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI EAFE Index.

If Ultra MSCI EAFE ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as the MSCI EAFE Index when the Index rises on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any decrease in the Index when the Index declines on a given day.

Principal Investment Strategy

The Ultra MSCI EAFE ProShares’ principal investment strategies include:

•

Investing in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the MSCI EAFE Index. Information about the Index can be found on page 13.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The Ultra MSCI EAFE ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk and Valuation Time Risk.

The Ultra MSCI EAFE ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the Ultra MSCI EAFE ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra MSCI EAFE ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below directly, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)D	up to 3 times the fixed fee plus up to 0.10%

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesE	0.00%
Other ExpensesF	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsG	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Russell3000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

Ultra International ProShares  23

D

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

E

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

F

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

G

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the Ultra MSCI EAFE ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra MSCI EAFE ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

24  Ultra International ProShares

Ultra MSCI Emerging Markets ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

Ultra MSCI Emerging Markets ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Emerging Markets Index.

If Ultra MSCI Emerging Markets ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as the MSCI Emerging Markets Index when the Index rises on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any decrease in the Index when the Index declines on a given day.

Principal Investment Strategy

The Ultra MSCI Emerging Markets ProShares’ principal investment strategies include:

•

Investing in equity securities and/or taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the MSCI Emerging Markets Index. Information about the Index can be found on page 13.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The Ultra MSCI Emerging Markets ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Emerging Market Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Company Investment Risk and Valuation Time Risk.

The Ultra MSCI Emerging Markets ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the Ultra MSCI Emerging Markets ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra MSCI Emerging Markets ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below directly, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)D	up to 3 times the fixed fee plus up to 0.10%

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesE	0.00%
Other ExpensesF	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsG	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Russell3000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

Ultra International ProShares  25

D

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

E

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

F

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

G

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the Ultra MSCI Emerging Markets ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra MSCI Emerging Markets ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

26  Ultra International ProShares

Ultra MSCI Japan ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

Ultra MSCI Japan ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Japan Index.

If Ultra MSCI Japan ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as the MSCI Japan Index when the Index rises on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any decrease in the Index when the Index declines on a given day.

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Principal Investment Strategy

The Ultra MSCI Japan ProShares’ principal investment strategies include:

•	Investing in equity securities and/or taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the MSCI Japan Index. Information about the Index can be found on page 13.
•	Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.
•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The Ultra MSCI Japan ProShares is subject to the following principal risks:

•	Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk and Valuation Time Risk.

The UltraShort MSCI Japan ProShares’ performance will be affected by political, social and economic conditions in Japan. In addition, while the Fund invests primarily in Japanese securities, the Japanese economy may be affected by Southeast Asian and Chinese consumer demands and the state of Southeast Asian and Chinese economies. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may be affected by economic trouble in the U.S. The Japanese economy and financial markets produced disappointing returns from 1990 to 2003. Over that period, and since then, the Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile.

The Ultra MSCI Japan ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the Ultra MSCI Japan ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra MSCI Japan ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below directly, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)D	up to 3 times the fixed fee plus up to 0.10%

Ultra International ProShares  27

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesE	0.00%
Other ExpensesF	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsG	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Russell3000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

E

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

F

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

G

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the Ultra MSCI Japan ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra MSCI Japan ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

28  Ultra International ProShares

Ultra FTSE/Xinhua China 25 ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

Ultra FTSE/Xinhua China 25 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the FTSE/Xinhua China 25 Index.

If Ultra FTSE/Xinhua China 25 ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as the FTSE/Xinhua China 25 Index when the Index rises on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any decrease in the Index when the Index declines on a given day.

Because the value of the Index is not computed as of the close of the U.S. securities markets due to differences in trading hours between U.S. and foreign markets, correlation to the Index will be measured by comparing the daily change in the Fund’s net asset value per share to the performance of one or more U.S. exchange-traded securities or instruments that reflect the values of the securities underlying the Index as of the close of the U.S. securities markets.

Principal Investment Strategy

The Ultra FTSE/Xinhua China 25 ProShares’ principal investment strategies include:

•

Investing in equity securities and/or taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the FTSE/Xinhua China 25 Index. Information about the Index can be found on page 13.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in equity securities or financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The Ultra FTSE/Xinhua China 25 ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk and Valuation Time Risk.

The UltraShort FTSE/Xinhua China 25 ProShares’ performance will be affected by political, social and economic conditions in China. Investments in companies economically tied to China are subject to political risk, because China is dominated by the one-party rule of the Communist Party. Central governement control increases political and legal uncertainties, currency fluctuations or blockage. In addition, there is the risk that the Chinese government may decide not to continue to support the economic reform programs implemented in 1978 and possibly return to the completely centrally planned economy that existed prior to 1978, and the risk of confiscatory taxation, and nationalization or expropriation of assets. The Chinese securities markets are characterized by a relatively small number of equity issues and relatively low trading volume, resulting in substantially less liquidity and greater price volatility.

The Ultra FTSE/Xinhua China 25 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the Ultra FTSE/Xinhua China 25 ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Ultra FTSE/Xinhua China 25 ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below directly, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value
Additional transaction charge if not settled through	up to 3 times the

Ultra International ProShares  29

the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC)D up to 3 times the	fixed fee plus up to 0.10%

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesE	0.00%
Other ExpensesF	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsG	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Ultra Russell3000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

E

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

F

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

G

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the Ultra FTSE/Xinhua China 25 ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Ultra FTSE/Xinhua China 25 ProShares for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

30  Ultra International ProShares

Short ProShares

Short ProShares seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily performance of their applicable indexes.

An investment in a Fund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are not guaranteed to achieve their investment objectives, and an investment in a Fund could lose money. No single Fund is a complete investment program.

[1]

A benchmark may be any standard of investment performance to which a Fund seeks to correlate its performance. UltraShort ProShares utilize the performance of a multiple of an index as their benchmark. For example, UltraShort Russell3000 ProShares have a daily benchmark of twice the inverse of the daily return of the Russell 3000® Index.

31

UltraShort Russell3000 ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort Russell3000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 3000 Index.

If UltraShort Russell3000 ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the Russell 3000 Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort Russell3000 ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Russell 3000 Index. Information about the Index can be found on page 13.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort Russell3000 ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk and Small- and Mid-Cap Company Investment Risk.

The UltraShort Russell3000 ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort Russell3000 ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort Russell3000 ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort Russell3000 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

32  Short MarketCap ProShares

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort Russell3000 ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short MarketCap ProShares  33

UltraShort DJ Wilshire Total Market ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort DJ Wilshire Total Market ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Wilshire 5000 Total Market Index.

If UltraShort DJ Wilshire Total Market ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the Dow Jones Wilshire 5000 Total Market Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort DJ Wilshire Total Market ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the Dow Jones Wilshire 5000 Total Market Index. Information about the Index can be found on page 12.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort DJ Wilshire Total Market ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk and Small- and Mid-Cap Company Investment Risk.

The UltraShort DJ Wilshire Total Market ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort DJ Wilshire Total Market ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort DJ Wilshire Total Market ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation Unit[c]	up to 0.10% of Creation Unit value

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort DJ Wilshire Total Market ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

34  Short MarketCap ProShares

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort DJ Wilshire Total Market ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short MarketCap ProShares  35

UltraShort MSCI Australia ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI Australia ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Australia Index.

If UltraShort MSCI Australia ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI Australia Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI Australia ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI Australia Index. Information about the Index can be found on page 13.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI Australia ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Investment Company Risk and Valuation Time Risk.

In addition to the risks noted above, the Fund is subject to the risks affecting the Australian economy. Among such risks, the Fund is subject to commodity exposure risk, because the agricultural and mining sectors of Australia’s economy account for the majority of its exports. Therefore, the Australian economy is susceptible to fluctuations in the commodity markets and, in particular, in the price and demand for agricultural products and natural resources. Additionally, the UltraShort MSCI Australia ProShares is subject to risk from reliance on exports, because the Australian economy is dependent on the economies of Asia, Europe and the United States as key trading partners. Changes in spending on Australian products and services by any of these economies or changes in any of these economies may cause a significant impact on the Australian economy.

The UltraShort MSCI Australian ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort MSCI Australia ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI Australia ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

36  Short International ProShares

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI Australia ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                 2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services as described under “Management of ProShares Trust” later in this Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI Australia ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares  37

UltraShort MSCI Brazil ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI Brazil ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Brazil Index.

If UltraShort MSCI Brazil ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI Brazil Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI Brazil ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI Brazil Index. Information about the Index can be found on page 13.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI Brazil ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Emerging Market Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Investment Company Risk and Valuation Time Risk.

In addition to the risks noted above, the Fund is subject to risks affecting to Brazilian economy. Investments in companies economically tied to Brazil are subject to commodities market risk because a majority of Brazil’s exports are commodities. The economy may be susceptible to fluctuations in the global commodities markets. Additionally, high inflation rates and government debt, which has been as high as 51% of gross domestic product, have adversely affected the Brazilian economy. Investments in companies economically tied to Brazil are also subject to risk of government intervention, because the Brazilian government controls a number of sectors of the economy and the current privatization program may increase the degree to which the government controls the economy. The privatization program also presents a significant risk to investments in companies economically tied to Brazil, particularly in the energy and telecommunications sectors, which may be subject to expropriation or confiscatory taxation.

The UltraShort MSCI Brazil ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort MSCI Brazil ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI Brazil ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

38  Short International ProShares

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI Brazil ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                 2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services as described under “Management of ProShares Trust” later in this Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI Brazil ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   39

UltraShort MSCI BRIC ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI BRIC ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI BRIC Equity Index.

If UltraShort MSCI BRIC ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI BRIC Equity Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI BRIC ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI BRIC Equity Index. Information about the Index can be found on page 13.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI BRIC ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Emerging Market Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Investment Company Risk and Valuation Time Risk.

Investments in companies economically tied to emerging markets, such as the BRIC countries, are subject to additional political, social and economic risk that are particular to each individual country. In addition to the risks noted above, investments in the Fund will be subject to those risks affecting the economies of Brazil, China, India and Russia.

Investments in companies economically tied to Brazil are subject to commodities market risk because a majority of Brazil’s exports are commodities. The Brazilian economy may be susceptible to fluctuations in the global commodities markets. Additionally, high inflation rates and government debt, which has been as high as 51% of gross domestic product, have adversely affected the Brazilian economy. Investments in companies economically tied to Brazil are also subject to risk of government intervention, because the Brazilian government controls a number of sectors of the economy and the current privatization program may increase the degree to which the government controls the economy. The privatization program also presents a significant risk to investments in companies economically tied to Brazil, particularly in the energy and telecommunications sectors, which may be subject to expropriation or confiscatory taxation.

Investments in companies economically tied to China are subject to political risk, because China is dominated by the one-party rule of the Communist Party. Central government control increases political and legal uncertainties, currency fluctuations or blockage. In addition, there is the risk that the Chinese government may decide not to continue to support the economic reform programs implemented in 1978 and possibly return to the completely centrally planned economy that existed prior to 1978, and the risk of confiscatory taxation, and nationalization or expropriation of assets. The Chinese securities markets are characterized by a relatively small number of equity issues and relatively low trading volume, resulting in substantially less liquidity and greater price volatility.

Investments in companies economically tied to India are subject to additional political, social and economic risk, because securities held by foreign investors are subject to stringent regulations, India’s securities markets are less developed and securities may be considerably less liquid than the securities traded in more developed countries’ markets and the Indian economy has experienced high inflation, interest and tax rates in recent years.

Investments in companies economically tied to Russia are subject to commodities market risk, because Russia main exports are commodities, particularly oil, gas, minerals and metals. The government has consolidated its control over certain sectors of the economy, particularly in the commodities sector. If these trends continue, Russia may return to a centrally-controlled economy and political regime, which may present significant risk to investments in companies economically tied to Russia, particularly for foreign investors. In addition, Russian tax, accounting and financial reporting standards are less transparent than investors may experience in other European countries, which may increase risk associated with valuing Russian investments.

The UltraShort MSCI BRIC ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

40   Short International ProShares

Fund Performance

Performance history will be available for the UltraShort MSCI BRIC ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI BRIC ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI BRIC ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                 2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services as described under “Management of ProShares Trust” later in this Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI BRIC ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   41

UltraShort MSCI Europe ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI Europe ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Europe Index.

If UltraShort MSCI Europe ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI Europe Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI Europe ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI Europe Index. Information about the Index can be found on page 14.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI Europe ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Investment Company Risk and Valuation Time Risk.

The UltraShort MSCI Europe ProShares may be subject to risks in addition to those identified above, because it is subject to risk affecting issuers economically tied to Europe. European companies could be negatively affected by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties faced by particular European countries, such as those in Eastern Europe, which are implementing significant free market economic reforms. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort MSCI Europe ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI Europe ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

42   Short International ProShares

B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI Europe ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI Europe ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   43

UltraShort MSCI Latin America ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI Latin America ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Latin America Index.

If UltraShort MSCI Latin America ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI Latin America Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI Latin America ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI Latin America Index. Information about the Index can be found on page 14.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI Latin America ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Emerging Market Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Company Investment Risk and Valuation Time Risk.

In addition to the risks noted above, the UltraShort MSCI Latin America ProShares is subject to additional risks specific to its investment in companies economically tied to Latin America. Most Latin American countries have experienced severe and persistent levels of inflation (and, in some cases, hyperinflation), which has led to high interest rates, extreme governmental measures to keep inflation in check, and a generally negative effect on economic growth. While inflation has lessened in many countries in recent years, there can be no assurance that it will remain at low levels. In addition, certain Latin American countries have experienced political instability, characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of Latin American countries are among the largest debtors among developing countries. There have been moratoria on, and rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

The UltraShort MSCI Latin America ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort MSCI Latin America ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI Latin America ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

44   Short International ProShares

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI Latin America ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services as described under “Management of ProShares Trust” later in this Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI Latin America ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   45

UltraShort MSCI Mexico ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI Mexico ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Mexico Index.

If UltraShort MSCI Mexico ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI Mexico Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI Mexico ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI Mexico Index. Information about the Index can be found on page 14.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI Mexico ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Emerging Market Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Company Investment Risk and Valuation Time Risk.

The UltraShort MSCI Mexico ProShares’ performance will be affected by political, social and economic conditions in Mexico. In addition, while the Fund is primarily exposed to risks affecting Mexico, the Mexican economy may be affected by consumer demands in the U.S., as well as Central and South America, and the state of the U.S. and Central and South American economies. Certain structural factors particular to the Mexican economy may adversely affect the Fund’s performance. Mexico has previously experienced political instability, including local insurrections and social upheavals. In 2000, for the first time since Mexico became independent of Spain, the dominant political party lost control of the Mexican national government and certain regional governments in contentious elections. Mexico has also experienced high inflation and significant devaluations of the peso.

The UltraShort MSCI Mexico ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort MSCI Mexico ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI Mexico ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

46   Short International ProShares

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI Mexico ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services as described under “Management of ProShares Trust” later in this Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI Mexico ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   47

UltraShort MSCI Pacific ex-Japan ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI Pacific ex-Japan ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Pacific ex-Japan Index.

If UltraShort MSCI Pacific ex-Japan ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI Pacific ex-Japan Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI Pacific ex-Japan ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI Pacific ex-Japan Index. Information about the Index can be found on page 14.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI Pacific ex-Japan ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Investment Company Risk and Valuation Time Risk.

The UltraShort MSCI Pacific ex-Japan ProShares may be subject to additional political, social and economic risks particular to the individual countries that are covered by the MSCI Pacific ex-Japan Index, namely Australia, Hong Kong, New Zealand and Singapore. Many of the Pacific region economies are intertwined and it is not uncommon for many of the countries to be in recessions at the same time. The countries that are covered by the Index are also dependent on the economies of Asia, Europe, and the United States and, in particular, on the price and demand for agricultural products and natural resources. Trade tariffs, other protectionist measures and rising commodity prices have adversely affected these economies in the recent past.

The UltraShort MSCI Pacific ex-Japan ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort MSCI Pacific ex-Japan ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI Pacific ex-Japan ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

48   Short International ProShares

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI Pacific ex-Japan ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services as described under “Management of ProShares Trust” later in this Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI Pacific ex-Japan ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   49

UltraShort MSCI South Korea ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI South Korea ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI South Korea Index.

If UltraShort MSCI South Korea ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI South Korea Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI South Korea ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI South Korea Index. Information about the Index can be found on page 14.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI South Korea ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Emerging Market Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Investment Company Risk and Valuation Time Risk.

The UltraShort MSCI South Korea ProShares’ performance will be affected by political, social and economic conditions in South Korea. Investments in companies economically tied to South Korea are subject to economic risk resulting from South Korea’s dependence on exports to its principal trading partners, primarily China, the U.S. and Japan. In addition, investment in companies economically tied to South Korea are subject to political risk from the decades-old political dispute with North Korea, in which each country claims political control over the entire Korean peninsula and has built up considerable military capabilities along the shared border, known as the Demilitarized Zone.

The UltraShort MSCI South Korea ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort MSCI South Korea ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI South Korea ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

50   Short International ProShares

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI South Korea ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services as described under “Management of ProShares Trust” later in this Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI South Korea ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   51

UltraShort MSCI Taiwan ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort MSCI Taiwan ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Taiwan Index.

If UltraShort MSCI Taiwan ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the MSCI Taiwan Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort MSCI Taiwan ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the MSCI Taiwan Index. Information about the Index can be found on page 14.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort MSCI Taiwan ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Emerging Market Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Investment Company Risk and Valuation Time Risk.

The UltraShort MSCI Taiwan ProShares’ performance will be affected by political, social and economic conditions in Taiwan. The Taiwanese economomy may be subject to additional commodity markets risk, because Taiwan is small island lacking in natural resouces. Taiwan is dependent on exports to pay for its imports and, thus, may be subject to risk associated with the economies of its principal trading partners, such as Japan and the U.S. In addition, the Taiwanese economy may be subject to political risk resulting from its precarious relationship with the Chinese government, which considers Taiwan to be part of greater China but does not exercise political control over Taiwan.

The UltraShort MSCI Taiwan ProShares may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort MSCI Taiwan ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort MSCI Taiwan ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

52   Short International ProShares

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort MSCI Taiwan ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services as described under “Management of ProShares Trust” later in this Prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort MSCI Taiwan ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   53

UltraShort S&P Europe 350 ProShares

Ticker: [    ]

CUSIP: [    ]

Investment Objective

UltraShort S&P Europe 350 ProShares seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P Europe 350 Index.

If UltraShort S&P Europe 350 ProShares is successful in meeting its objective, its value, before fees and expenses, should gain approximately twice as much, on a percentage basis, as any decrease in the S&P Europe 350 Index when the Index declines on a given day. Conversely, its value (before fees and expenses) should lose approximately twice as much, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

The UltraShort S&P Europe 350 ProShares’ principal investment strategies include:

•

Taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as twice (200%) the inverse of the S&P Europe 350 Index. Information about the Index can be found on page 15.

•

Under normal circumstances, committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.

•	Employing leveraged investment techniques and/or sampling techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risk Considerations

The UltraShort S&P Europe 350 ProShares is subject to the following principal risks:

•

Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Foreign Currency Risk, Foreign Investment Risk, Geographic Concentration Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk, Portfolio Turnover Risk, Small- and Mid-Cap Investment Company Risk and Valuation Time Risk.

The UltraShort S&P Europe 350 ProShares may be subject to risks in addition to those identified above, because it is subject to risk affecting issuers economically tied to Europe. European companies could be negatively affected by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties faced by particular European countries, such as those in Eastern Europe, which are implementing significant free market economic reforms. The sections titled “Principal Investment Strategies and Risks,” “More on Risks” and “Special Risks of Exchange-Traded Funds” later in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the UltraShort S&P Europe 350 ProShares after it has been in operation for a full calendar year.

Estimated Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the UltraShort S&P Europe 350 ProShares. Annual fund operating expenses are also estimates. Investors purchasing shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesD	0.00%
Other ExpensesE	[ ]%

Total Annual Fund Operating Expenses	[ ]%
Fee Waivers/ReimbursementsF	-[ ]%

Total Net Annual Fund Operating Expenses	0.95%

A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.

54   Short International ProShares

B

A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the UltraShort S&P Europe 350 ProShares regardless of the number of shares created or redeemed on the date of the transaction.

C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

E

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

F

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the UltraShort S&P Europe 350 ProShares with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. Shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

Short International ProShares   55

Creation and Redemption

of Creation Units

56   Creation and Redemption of Creation Units

Creation and Redemption of Creation Units

Each Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (“DTC”), a limited trust company and securities depository that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, that has executed a Participant Agreement with the Funds’ distributor (“Distributor”). Because Creation Units likely will cost millions of dollars, it is expected that only institutional investors will purchase and redeem Shares directly with an issuing Fund.

Retail investors may acquire Shares on the secondary market (i.e., not from the issuing Fund) through a broker. Shares of each Fund are listed on the Exchange and are publicly traded. For information about acquiring Shares through a secondary market purchase, please contact your broker. If you want to sell Shares of a Fund on the secondary market, you must do so through your broker.

When you buy or sell Shares on the secondary market, your broker may charge you a commission or other transaction charges and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the secondary market. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Funds impose no restrictions on the frequency of purchases and redemptions directly with the Funds. In establishing this policy, the Board of Trustees noted that the Funds are expected to be attractive to arbitrageurs (where trading activity is critical to ensuring that Shares trade at or close to net asset value per Share) as well as active institutional and retail investors interested in buying and selling equity market basket index securities on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at net asset value per Share in Creation Units plus applicable transaction fees and each Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that the risks of frequent trading were less than in the case of a traditional mutual fund. Nevertheless, to the extent that purchases and redemptions directly with the Funds are effected in cash rather than through a contribution or redemption of portfolio securities, frequent purchases and redemptions could increase the rate of portfolio turnover. A high ratio of portfolio turnover may negatively impact a Fund’s performance by increasing transaction costs. In addition, large movements of cash into or out of the Funds may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.

Purchasing Shares Directly From a Fund

You can purchase Shares directly from a Fund only if you meet the following criteria and comply with purchase transaction procedures specified by the Trust.

Eligible Investors To purchase Shares directly from a Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. Investors should contact the Distributor for the names of Authorized Participants.

Creation Units You must purchase Shares in large blocks, known as “Creation Units.” For each Fund, a Creation Unit is comprised of 75,000 Shares.

For any particular Fund, the number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds will not issue fractional Creation Units. The Funds reserve the right to reject purchase orders in certain circumstances, as described in the SAI.

Procedures Applicable to Purchase of Ultra ProShares

In-kind Deposits To purchase Shares directly from an Ultra ProShares, you must deposit with the Fund a basket of securities and cash. Each business day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the Ultra ProShares. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. The Fund reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

Balancing Amount In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from an Ultra ProShares an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit. The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the Financial Instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket). The Balancing Amount may fluctuate significantly due to the leveraged nature of the Ultra ProShares. You also must pay a Transaction Fee, described below, in cash. For custom orders, “cash in lieu” may be added to the Balancing Amount to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for transfer through the Clearing

Creation and Redemption of Creation Units  57

Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting. The Balancing Amount must be paid to the Trust on the third Business Day following the Transmittal Date.

Placement of Purchase Orders All purchase orders for Shares must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received by the Distributor by 4:00 p.m. Eastern time, if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement, in order to receive that day’s closing NAV per Share. A custom order may be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than 3:00 p.m. Eastern time in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement. See the “Summary of Transaction Fees and Charges” below for more information.

Procedures Applicable to Purchase of Short ProShares

The Short ProShares only accept cash to purchase Creation Units. The purchaser must transfer cash in an amount equal to the value of Creation Unit(s) purchased and the applicable Transaction Fee. All purchase orders will be processed through the Manual Clearing Process described above, except that, for the Short International ProShares, purchase orders transmitted by mail must be received by the Distributor by the close of ETF trading on the NYSE Arca (ordinarily 4:15 p.m. Eastern time). The Trust will deliver Shares of the Short ProShares upon payment of cash to the Trust on the third Business Day following the Transmittal Date consistent with the terms of the Authorized Participant Agreement.

Redeeming Shares Directly From a Fund

The redemption process is essentially the reverse of the purchase process described above. To redeem Shares, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender Shares in Creation Units.

Redemption Procedures Applicable to Ultra ProShares

Redemption Proceeds Redemption proceeds will be paid in-kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times, however, when the creation and redemption baskets differ. The composition of the redemption basket will be available through the NSCC. Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

Balancing Amount If the NAV of a Creation Unit is higher than the value of the redemption securities, you will receive from the issuing Fund a Balancing Amount in cash. If the NAV of a Creation Unit is lower than the value of the redemption securities, you will be required to pay to the issuing Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

Placement of Redemption Orders As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash which the Short ProShares may, in its sole discretion, permit. Investors that elect to receive cash in lieu of one or more securities in the redemption basket are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the continuous Net Settlement System of the National Securities Clearing Corp. (“NSCC”) also require the payment of an additional charge. See the “Summary of Transaction Fees and Charges” below for more information.

Redemption Procedures Applicable to Short ProShares

Redemption Proceeds Redemption proceeds will be paid in cash.

Placement of Redemption Orders All redemption orders will be processed through the Manual Clearing Process. A redemption order (other than for Short International ProShares) must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participation Agreement in order to receive that day’s Closing NAV per Share. A redemption order for Short International ProShares must be received by the Distributor by the close of ETF trading on the NYSE Arca (ordinarily 4:15 pm. Eastern time) if transmitted by mail or 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

58   Creation and Redemption of Creation Units

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each creation and redemption transaction. Purchasers and redeemers of Creation Units of Ultra ProShares effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. The following table summarizes the components of the Transaction Fees.

Creation and Redemption of Creation Units  59

Creation and Redemption of Creation Units

ProShares	Fixed Transaction Fee			Maximum Additional Charge for Cash Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
Ultra Russell3000	$ [ ]	Up to 3 times the NSCC amount	$ [ ]	Up to 10 bps
Ultra DJ Wilshire Total Market	$ [ ]	Up to 3 times the NSCC amount	$ [ ]	Up to 10 bps
Ultra MSCI EAFE	$ [ ]	Up to 3 times the NSCC amount	$ [ ]	Up to 10 bps
Ultra MSCI Emerging Markets	$ [ ]	Up to 3 times the NSCC amount	$ [ ]	Up to 10 bps
Ultra MSCI Japan	$ [ ]	Up to 3 times the NSCC amount	$ [ ]	Up to 10 bps
Ultra FTSE/Xinhua China 25	$ [ ]	Up to 3 times the NSCC amount	$ [ ]	Up to 10 bps
UltraShort DJ Wilshire Total Market	N/A	N/A	$ 500	N/A
UltraShort Russell3000	N/A	N/A	$ 500	N/A
UltraShort MSCI Australia	N/A	N/A	$ 500	N/A
UltraShort MSCI Brazil	N/A	N/A	$ 500	N/A
UltraShort MSCI BRIC	N/A	N/A	$ 500	N/A
UltraShort MSCI Europe	N/A	N/A	$ 500	N/A
UltraShort MSCI Mexico	N/A	N/A	$ 500	N/A
UltraShort MSCI Latin America	N/A	N/A	$ 500	N/A
UltraShort MSCI Pacific ex-Japan	N/A	N/A	$ 500	N/A
UltraShort MSCI South Korea	N/A	N/A	$ 500	N/A
UltraShort MSCI Taiwan	N/A	N/A	$ 500	N/A
UltraShort S&P Europe 350	N/A	N/A	$ 500	N/A

*	As a percentage of the amount invested.

60   Creation and Redemption of Creation Units

Creation and Redemption of Creation Units

Distributions

As a shareholder, you are entitled to your share of a Fund’s income from interest and dividends, and gains from the sale of investments. You may receive such earnings as either an income dividend or a capital gains distribution. Income dividends primarily come from the dividends that the Fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains may be realized when the Fund sells securities. Capital gains may be either short-term or long-term, depending on whether the Fund held the securities for one year or less, or more than one year.

Each Fund intends to declare and distribute to its shareholders at least annually virtually all of its net income (interest and dividends, less expenses), if any, as well as net capital gains, if any, realized from the sale of its holdings. Subject to board approval, some or all of any net capital gains distribution may be declared payable in either additional Shares of the respective Fund or in cash. If such a dividend is declared payable in that fashion, holders of Shares will receive additional Shares of the respective Fund unless they elect to receive cash. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

As noted above under “Distributions”, a Fund may declare a net capital gain distribution to be payable in additional Shares or cash. Even if the Fund does not declare a dividend to be payable, brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the same Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Determination of NAV

The NAV per Share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund other than the Short International ProShares is calculated by J.P. Morgan Investor Services Co. and determined each business day at the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time). The NAV of each Short International ProShares is calculated by J.P. Morgan Investor Services Co. and determined each business day at the close of ETF trading on the NYSE Arca (ordinarily 4:15 p.m. Eastern time).

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of the Funds’ Board of Trustees. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Funds sold them. See the SAI for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which a Fund’s investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Taxes

The following is certain general information about taxation of the Funds:

•	Each Fund intends to qualify for treatment as a “regulated investment company” for U.S. federal income tax purposes. In order to so qualify, each Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.
•	By qualifying for treatment as a regulated investment company, a Fund is not subject to federal income tax on net investment income and capital gains that the Fund timely distributes to its shareholders.
•

Investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made

Creation and Redemption of Creation Units  61

sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Shares.
•	Distributions declared in October, November or December—if paid to you by the end of the following January—are taxable for federal income tax purposes as if received in December.
•	Any dividends and short-term capital gain distributions that you receive are taxable to you as ordinary income for federal income tax purposes. Certain dividends you receive that are designated as attributable to qualified dividend income may be taxed at the same rates as long term capital gains. However, income received in the form of such dividends will not be considered long-term capital gains for other Federal income tax purposes, including the calculation of net capital losses.
•	Distributions of net long-term capital gains that are properly designated as capital gain dividends are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you have owned your Shares.
•	Capital gains distributions may vary considerably from year to year as a result of the Funds’ normal investment activities and cash flows.
•	A sale or exchange of Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
•	Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Shares, may be subject to foreign, state and local income taxes.
•	If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, any dividends and short term capital gains that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.
•	Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
•	By law, a Fund must withhold a percentage of your distributions and proceeds if you have not provided a correct taxpayer identification number or social security number and made certain certifications. The backup withholding rate is currently 28%. Under current law, the backup withholding rate will increase to 31% for the taxable year 2011 and thereafter.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following additional basic tax points:

•	A person who exchanges equity securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Balancing Amount paid. However, all or a portion of any loss a person realizes on an exchange of securities for Creation Units will be disallowed by the Internal Revenue Service if such person purchases or receives in redemption other substantially identical securities within 30 days before or after the exchange on the basis that there has been no significant change in economic position. In such case, the basis of the newly purchased or received securities will be adjusted to reflect the disallowed loss.

Investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Note: This Prospectus provides general U.S. federal tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a Fund’s tax consequences for you. See “Taxation” in the SAI for more information.

62   Creation and Redemption of Creation Units

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Management of ProShares Trust  63

Management of ProShares Trust

64

Management of ProShares Trust

Board of Trustees and Officers

The Board of Trustees of ProShares Trust is responsible for the general supervision of all of the Funds. The officers of ProShares Trust are responsible for the day-to-day operations of the Funds.

Investment Advisor

ProShare Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814, serves as the investment advisor to all of the Funds and provides investment advice and management services to the Funds. ProShare Advisors oversees the investment and reinvestment of the assets in each Fund. For its investment advisory services, ProShare Advisors is entitled to receive fees equal to 0.75% of the average daily net assets of each Fund. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of a Fund will be available in the Fund’s initial shareholder report.

ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProShare Advisors LLC since inception and ProFund Advisors LLC since April 1997, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington, D.C. based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.)

Louis M. Mayberg, President of ProShare Advisors LLC since inception and ProFund Advisors LLC since April 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each Fund is managed by an investment team overseen by William E. Seale, Ph.D., and George O. Foster.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006 and Chief Investment Officer for ProShare Advisors LLC since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

George O. Foster CFA, ProShare Advisors – Director of Portfolio since Sept. 2007. ProFund Advisors – Director of Portfolio since 2004; Senior Portfolio Manager from 2000 to 2004 and Portfolio Manager from 1999 to 2000. Mr. Foster earned an M.B.A. from The George Washington University and a B.S. in Mechanical Engineering from Clarkson University. Mr. Foster holds the Chartered Financial Analyst (CFA) designation and is a member of the Washington Association of Money Managers.

The following members of the investment team have joint responsibility for the day-to-day management of the Funds:

Howard Rubin CFA, ProShare Advisors – Senior Portfolio Manager since December, 2007. ProFund Advisors – Senior Portfolio Manager since November 2004 and Portfolio Manager from April 2000 through November 2004. Mr. Rubin holds the Chartered Financial Analyst (CFA) designation.

Michael Neches, ProShare Advisors – Associate Portfolio Manager since January 2007; Portfolio Analyst from December 2006 to January 2007. ProFund Advisors – Portfolio Analyst November 2004 to December 2006; Junior Analyst from May 2001 to November 2004; and Portfolio Intern March 2000 to May 2001.

Robert Parker CFA, ProShare Advisors – Associate Portfolio Manager since March 2007. H. Beck, Inc. – Due Diligence Analyst from May 2005 through March 2007. Wachovia Securities – Investment Analyst from April 2004 through January 2005. Ameritas Investment Corp. – Compliance Analyst from May 2002 through October 2003. Mr. Parker holds the Chartered Financial Analyst (CFA) designation.

Steve Schoffstall, ProShare Advisors – Associate Portfolio Manager since September 2007; Portfolio Analyst from May 2007 to September 2007; Junior Portfolio Analyst from December 2006 to May 2007; and Portfolio Operations Specialist from June 2006 to December 2006. ProFund Advisors – Portfolio Group Team Member and ETF Portfolio Operations Specialist from February 2005 to June 2006. Employed in businesses unrelated to the financial services industry from September 2004 through January 2005. Pennsylvania State University – Graduate Student from August 2003 to August 2004.

The SAI provides additional information about the Portfolio Managers’ compensation, accounts managed by each Portfolio Manager and their ownership of the Funds.

Distribution (12b-1) Plan

Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board of Trustees, each Fund may pay the Funds’ distributor, financial intermediaries, such as broker-dealers, and investment advisers, up to 0.25% on an annualized basis of the average daily net assets of a Fund as reimbursement or compensation for distribution related activities with respect to the Funds.

Management of ProShares Trust  65

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI. The top ten holdings of each Fund is posted on a daily basis to the Trust’s website at www.proshares.com.

Other Service Providers

SEI Investments Distribution Co., located at 1 Freedom Valley Drive, Oaks, PA 19456, serves as the Funds’ distributor. JP Morgan Chase Bank, N.A., located at 4 MetroTech Center, Brooklyn, NY 11245, serves as the Funds’ administrator, custodian and index receipt agent.

ProShare Advisors also performs certain administrative services for the Funds under a Management Services Agreement. ProShare Advisors is entitled to receive annual fees equal to 0.10% of the average daily net assets of each Fund for such services.

66   Management of ProShares Trust

ProShares®

ProShares Trust

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814

866.PRO.5125

www.proshares.com

FOR MORE INFORMATION

If you’d like more information about ProShares Trust or any of its funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Additional information about the issuing Funds’ investments will be available in the Funds’ initial shareholder report. The Funds’ annual report (when available) will include a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the prior fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI for the issuing Fund provides additional information about ProShares Trust, the Funds and their Shares. The current annual and semiannual reports (when available) and the SAI are incorporated by reference into (and are thus legally a part of) this Prospectus.

To receive a free copy of the latest annual or semiannual report (when available) or the SAI, or to request additional information about ProShares Trust, the Funds and Shares or to make shareholder inquiries, please use the contact information above.

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the issuing Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202.551.8090. Reports and other information about the Funds are also available on the SEC’s website (www.sec.gov), or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

© 2008 ProShare Advisors LLC. All rights reserved.

Investment Company Act file number: 811-21114

Barrons 400 ProShares

Prospectus

ProShares Trust

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these

securities or passed upon the accuracy or adequacy of this

prospectus. Any representation to the contrary is a criminal offense.

[May]     , 2008

Distributor: SEI Investments Distribution Co.

ProShares Trust (“Trust”) is a registered investment company organized as a Delaware business trust that consists of, among other separate exchange-traded funds, the Barrons 400 ProShares (the “Fund”). ProShare Advisors LLC (“ProShare Advisors” or “Advisor”) serves as the investment advisor to the Fund.

The shares of the Fund (“Shares”) are listed on the American Stock Exchange (“Exchange”). Shares trade on the Exchange at market prices that may differ from the indicative intraday value (“IIV”) of the Shares disseminated by the Exchange and may be above, below or equal to the Fund’s end of day net asset value (“NAV”). The Fund has its own CUSIP number and exchange trading symbol. The Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Fund are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with the Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus (the “Prospectus”)—such as information about purchasing and redeeming Shares from or with the Fund and all references to the Transaction Fee imposed on purchases and redemptions—is not relevant to retail investors.

2

ProShare Advisors LLC—Investment Advisor

3

Overview of Investment

Objectives, Principal Investment

Strategies and Risks

4

Overview of Investment Objectives, Principal Investment Strategies and Risks

Investment Objectives and Principal Investment Strategies

Barrons 400 ProShares (the “Fund”) is designed to correspond to the performance of the Barron’s 400SM Index, before fees and expenses. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund’s investment objective is non-fundamental, meaning it may be changed by the Board of Trustees, without the approval of Fund shareholders. The Fund reserves the right to substitute a different index or security for the index underlying its benchmark.

In seeking to achieve the Fund’s investment objective, ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of its benchmark. The Fund employs investment techniques that ProShare Advisors believes should simulate the movement of its benchmark.

ProShare Advisors does not invest the assets of the Fund in stocks or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that provide exposure to its underlying index without regard to market conditions, trends or direction. The Fund does not take temporary defensive positions.

The Fund may hold a representative sample of the securities in the underlying index, which has aggregate characteristics similar to those of the underlying index. This “sampling” process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (e.g., market capitalization and industry weightings) to, the underlying index. In addition, the Fund may obtain exposure to components not included in the underlying index, invest in securities that are not included in the underlying index or may overweight or underweight certain components contained in the underlying index.

Strategies Specific to the Fund

The Fund invests in equity securities and/or financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily return characteristics as the underlying index. These instruments include:

•	Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.
•	Financial Instruments (including derivatives) are investment contracts whose value is derived from the value of an underlying asset, interest rate or index and may be used to produce economically “leveraged” investment results. Financial instruments include:
–	Futures Contracts and Options on Futures Contracts Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodities or securities, on an agreed-upon date.
–	Swap Agreements Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The Fund is subject to credit or performance risk on the amount the Fund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to the Fund may cause the value of the Fund to decrease.
–	Forward Contracts Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.
–	Options on Securities and Stock Indexes and Investments Covering Such Positions Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives the investor the right to sell a stock at an agreed-upon price on or before a certain date.

In addition, the Fund may use other securities, financial instruments and techniques in pursuit of its investment objective. Assets of the Fund not invested in equity securities or financial instruments may be invested in debt securities and/or money market instruments, including repurchase agreements. Pursuant to the U.S. Securities and Exchange Commission’s (“SEC”)

5

“names rule” (Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Fund commits at least 80% of assets (i.e., net assets plus borrowings for investment purposes), under normal circumstances, to equity securities contained in the underlying index and/or financial instruments with similar economic characteristics.

Principal Risks

Like all investments, investing in the Fund entails risks. Many factors affect the value of an investment in the Fund. The Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. The Fund’s response to these developments will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks.” The principal risks for the Fund are noted in the Fund description and described below. The Statement of Additional Information (“SAI”) contains additional information about the Fund, its investment strategies and related risks. The Fund may be subject to risks in addition to those identified as principal risks.

•	Aggressive Investment Technique Risk The Fund uses investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments. The Fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the security or index. The use of aggressive investment techniques also exposes the Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the Fund’s benchmark, including: 1) the risk that an instrument is mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust the Fund’s position in a particular financial instrument when desired.
•	Concentration Risk The Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively affect the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than the Fund that does not concentrate its investments.
•	Correlation Risk A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. The Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, the Fund may invest in securities or financial instruments not included in the index underlying its benchmark. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet their daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with the Fund’s daily investment objective.
•	Counterparty Risk The Fund will be subject to credit risk (described below) with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProShare Advisors to be of comparable quality.
•

Credit Risk An issuer or guarantor of debt instruments or counterparty to financial instruments may be unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s

6

or instrument’s credit rating may affect an instrument’s value and, thus, have an impact on Fund performance. As described under “Counterparty Risk” above, the Fund will also be subject to credit risk with respect to the amount the Fund expects to receive from counterparties in financial instruments transactions. If a counterparty defaults on its payment obligations to the Fund, the value of your investment in the Fund may decline.

•	Early Close/Trading Halt Risk An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.
•	Equity Risk The equity markets are volatile, and the value of securities, futures, options contracts, and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in the Fund to decrease.
•	Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. This may prevent the Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
•	Market Price Variance Risk Individual Shares of the Fund will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. ProShare Advisors cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
•	Market Risk The Fund is subject to market risks that will affect the value of its Shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Investors should normally lose value on days when the Fund’s underlying index declines. The Fund seeks to remain fully invested regardless of market conditions.
•	Non-diversification Risk The Fund is classified as “non-diversified” under the 1940 Act, and the Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers if there is a small number of issuers in the underlying index or if ProShare Advisors determines that doing so is the most efficient means of meeting its objective. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a diversified fund might be.
•	Portfolio Turnover Risk Active market trading of Fund shares may cause more frequent creation or redemption activities and could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by the Fund.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.
•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).
–

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and

7

(ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.
–	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
–	A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One New York Share is always equal to one ordinary share. New York Share programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. New York Shares are used primarily by Dutch companies.
•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.
•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
•	Reverse Repurchase Agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.
•	Structured Notes are debt obligations that may include components such as swaps, forwards, options, caps or floors. Structured notes may be used to indirectly expose a portfolio to asset classes or markets.
•	U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

Precautionary Notes

A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of the Fund. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. PROSHARES TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

8

A Precautionary Note to Investment Companies For purposes of the Investment Company Act of 1940, the Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Fund have obtained an exemptive order from the SEC allowing a registered investment company to invest in the Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with ProShares Trust regarding the terms of the investment. Any investment company considering purchasing Shares of the Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances ProShares Trust can postpone payment of redemption proceeds for any period during which (1) the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings, (2) trading on the NYSE is restricted, as determined by the SEC, (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of the Fund.

Underlying Index

The Barron’s 400SM Index measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related rules-based criteria. The Index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader.com. Additional rules-based screening provides for sector and market cap diversification. The Index consists of 400 equally weighted companies, selected from the universe of companies in the Dow Jones Wilshire 5000. All selections must have a minimum float-adjusted market cap of $250 million. At least 25% of all selections must have a market cap above $3 billion. The number of selections in the same industry sector cannot exceed 20% of the Index (80 companies). No real estate investment trusts are eligible for Index selection, all Index selections must have reported quarterly or annual results within the last six months, and all selections must have a minimum 3-month average daily trading dollar value of $2 million. As of December 31, 2007, the Index included companies with capitalizations between $117 million and $263 billion. The average capitalization of the companies comprising the Index was approximately $13 billion. The Index was concentrated in the Financials industry group, which comprised 20% of the market capitalization of the Index.

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Barrons 400 ProShares

Ticker:

CUSIP:

Investment Objective

The Fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Barron’s 400SM Index.

If the Fund is successful in meeting its objective, its value (before fees and expenses) should gain approximately the same, on a percentage basis, as the Barron’s 400SM Index when the Index rises on a given day. Conversely, its value (before fees and expenses) should lose approximately the same, on a percentage basis, as any decrease in the Index when the Index declines on a given day.

Principal Investment Strategies

The Fund’s principal investment strategies include:

•

Investing in equity securities and/or taking positions in financial instruments (including derivatives) that ProShare Advisors believes, in combination, should have similar daily price return characteristics as the Barron’s 400SM Index. Information about the Index can be found on page [9].

•	Committing at least 80% of its net assets, plus any borrowings for investment purposes, to investments that, in combination, have economic characteristics that are similar to those of the Index.
•	Employing leveraged investment techniques in seeking its investment objective.
•	Investing assets not invested in financial instruments in debt securities and/or money market instruments.
•	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

The Fund is subject to the following principal risks:

•	Aggressive Investment Technique Risk, Concentration Risk, Correlation Risk, Counterparty Risk, Credit Risk, Early Close/Trading Halt Risk, Equity Risk, Liquidity Risk, Market Price Variance Risk, Market Risk, Non-diversification Risk and Portfolio Turnover Risk.

The Fund may be subject to risks in addition to those identified as principal risks. The sections titled “Principal Risks” and “Special Risks of Exchange-Traded Funds” in this Prospectus and the SAI contain additional information about the Fund and related risks.

Fund Performance

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the estimated fees and expenses you may pay when you buy, hold, or sell Creation Units of the Fund. Annual fund operating expenses are based on annualized expenses for the Fund’s most recent fiscal year. Investors purchasing shares in the secondary market will not pay the shareholder fees shown below directly, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Estimated Shareholder Fees (paid directly by Authorized Participants)A
Sales charges (loads)	None
Fixed transaction fee per orderB	$500
Variable transaction fee per Creation UnitC	up to 0.10% of Creation Unit value
Additional transaction charge if not settled through the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) D	Up to 3 times the fixed fee plus up to 0.10% of Creation Unit value

Estimated Annual Fund Operating Expenses (as a percentage of average daily net assets)
Investment Advisory Fee	0.75%
Distribution and Service (12b-1) feesE	0.00%
Other ExpensesF	0.47%

Total Annual Fund Operating Expenses	1.22%
Fee Waivers/ReimbursementsG	-0.27%

Total Net Annual Fund Operating Expenses	0.95%

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A	See “Transaction Fees on Creation and Redemption Transactions” at the end of this Prospectus.
B	A fixed transaction fee of $500 will be charged when you create or redeem Creation Units of the Fund regardless of the number of shares created or redeemed on the date of the transaction.
C	A variable transaction fee of up to 0.10% of the value of each Creation Unit will be charged to offset costs associated with processing the order.
D

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities. Such transactions are allowed at the sole discretion of the Fund.

E

The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may be subject to an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to [                     2009].

F

Based on estimated amounts for the Fund’s current fiscal year. “Other Expenses” include fees paid for management (non-advisory) services (as described under “Management of ProShares Trust” later in this Prospectus), legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration, transfer agency and sub-transfer agency fees and costs associated with independent trustees and certain miscellaneous expenses.

G

ProShare Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses, as a percentage of average daily net assets, exceed 0.95% of average daily net assets from the date the Fund commences operations through that date in 2009. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time.

Example: The following example is intended to help you compare the estimated cost of investing in shares of the Fund with the cost of investing in other funds. Investors should note that the following examples are estimates and are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary. The Fund issues and redeems shares in Creation Units principally on an in-kind basis for portfolio securities included in the Index and cash. shares are not redeemable in less than Creation Unit aggregations. The example does not include the brokerage commissions that secondary market investors may incur to buy and sell shares.

The following example assumes that you invest $10,000 in the Fund for the time periods indicated and sell all of your shares at the end of those periods, but does not include transaction fees on purchases and redemptions of shares. The example also assumes that your investment has a 5% annual return each year and that the Fund’s annual operating expenses remain exactly as described in the fee table. Although your actual costs may be higher or lower, based on the assumptions, your estimated costs would be:

1 Year	3 Years
$[ ]	$[ ]

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Creation and Redemption of Creation Units

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Creation and Redemption of Creation Units

The Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (“DTC”), a limited trust company and securities depository that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, that has executed a Participant Agreement with the Fund’s distributor (“Distributor”). Because Creation Units likely will cost millions of dollars, it is expected that only institutional investors will purchase and redeem Shares directly with an issuing Fund.

Retail investors may acquire Shares on the secondary market (i.e., not from the Fund) through a broker. Shares of the Fund are listed on the Exchange and are publicly traded. For information about acquiring Shares through a secondary market purchase, please contact your broker. If you want to sell Shares of the Fund on the secondary market, you must do so through your broker.

When you buy or sell Shares on the secondary market, your broker may charge you a commission or other transaction charges and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the secondary market. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

The Fund imposes no restrictions on the frequency of purchases and redemptions directly with the Fund. In establishing this policy, the Board of Trustees noted that the Fund is expected to be attractive to arbitrageurs (where trading activity is critical to ensuring that Shares trade at or close to net asset value per share) as well as active institutional and retail investors interested in buying and selling equity market basket index securities on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, the Fund issues and redeems its Shares at net asset value per share in Creation Units plus applicable transaction fees and the Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that the risks of frequent trading were less than in the case of a traditional mutual fund. Nevertheless, to the extent that purchases and redemptions directly with the Fund are effected in cash rather than through a contribution or redemption of portfolio securities, frequent purchases and redemptions could increase the rate of portfolio turnover. A high ratio of portfolio turnover may negatively impact the Fund’s performance by increasing transaction costs. In addition, large movements of cash into or out of the Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.

Purchasing Shares Directly From the Fund

You can purchase Shares directly from the Fund only if you meet the following criteria and comply with purchase transaction procedures specified by the Trust.

Eligible Investors To purchase Shares directly from the Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. Investors should contact the Distributor for the names of Authorized Participants.

Creation Units You must purchase Shares in large blocks, known as “Creation Units.” A Creation Unit is comprised of 75,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Fund will not issue fractional Creation Units. The Fund reserves the right to reject purchase orders in certain circumstances, as described in the SAI.

Procedures for Purchase of Fund Shares

In-kind Deposits To purchase Shares directly from the Fund, you must deposit with the Fund a basket of securities and cash. Each business day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. The Fund reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

Balancing Amount In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from the Fund an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit. The Fund will

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publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the Financial Instruments held by the Fund will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket). The Balancing Amount may fluctuate significantly due to the leveraged nature of the Fund. You also must pay a Transaction Fee, described below, in cash. For custom orders, “cash in lieu” may be added to the Balancing Amount to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting. The Balancing Amount must be paid to the Trust on the third Business Day following the Transmittal Date.

Placement of Purchase Orders All purchase orders for Shares must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received by the Distributor by 4:00 p.m. Eastern time, if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement, in order to receive that day’s closing NAV per Share. A custom order may be placed for one or more whole Creation Units of Shares of the Fund and must be received by the Distributor in proper form no later than 3:00 p.m. Eastern time in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement. See the “Summary of Transaction Fees and Charges” below for more information.

Redeeming Shares Directly From the Fund

The redemption process is essentially the reverse of the purchase process described above. To redeem Shares, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender Shares in Creation Units.

Redemption Procedures

Redemption Proceeds Redemption proceeds will be paid in-kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times, however, when the creation and redemption baskets differ. The composition of the redemption basket will be available through the NSCC. The Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

Balancing Amount If the NAV of a Creation Unit is higher than the value of the redemption securities, you will receive from the Fund a Balancing Amount in cash. If the NAV of a Creation Unit is lower than the value of the redemption securities, you will be required to pay to the Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

Placement of Redemption Orders As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash which the Fund may, in its sole discretion, permit. Investors that elect to receive cash in lieu of one or more securities in the redemption basket are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the continuous Net Settlement System of the National Securities Clearing Corp. (“NSCC”) also require the payment of an additional charge. See the “Summary of Transaction Fees and Charges” below for more information.

Transaction Fees on Creation and Redemption Transactions

The Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each creation and redemption transaction. Purchasers and redeemers of Creation Units of the Fund effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their

14

order. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. The following table summarizes the components of the Transaction Fees.

ProShares	Fixed Transaction Fee			Maximum Additional Charge for Cash Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
Barrons 400 ProShares	$[ ]	$[ ]	$ 500	$[ ]

*	As a percentage of the amount invested.

Distributions

As a shareholder, you are entitled to your share of the Fund’s income from interest and dividends, and gains from the sale of investments. You may receive such earnings as either an income dividend or a capital gains distribution. Income dividends primarily come from the dividends that the Fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains may be realized when the Fund sells securities. Capital gains may be either short-term or long-term, depending on whether the Fund held the securities for one year or less, or more than one year.

The Fund intends to declare and distribute to its shareholders at least annually virtually all of its net income (interest and dividends, less expenses), if any, as well as net capital gains, if any, realized from the sale of its holdings. Subject to board approval, some or all of any net capital gains distribution may be declared payable in either additional Shares of the Fund or in cash. If such a dividend is declared payable in that fashion, holders of Shares will receive additional Shares of the Fund unless they elect to receive cash. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code or for other reasons.

Dividend Reinvestment Services

As noted above under “Distributions”, the Fund may declare a net capital gain distribution to be payable in additional Shares or cash. Even if the Fund does not declare a dividend to be payable, brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund. Without this service, investors would have to take their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, please consult your broker.

Determination of NAV

The NAV per Share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by the J.P. Morgan Investor Services Co. and determined each business day at the close of regular trading of the NYSE (ordinarily 4:00 p.m. Eastern time).

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of the Fund’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Fund sold them. See the SAI for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which the Fund’s investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Taxes

The following is certain general information about taxation of the Fund:

•	The Fund intends to qualify for treatment as a “regulated investment company” for U.S. federal income tax purposes. In order to so qualify, the Fund must meet certain tests with respect to the sources and types of its income, the nature and diversification of its assets, and the timing and amount of its distributions.

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•	By qualifying for treatment as a regulated investment company, the Fund is not subject to federal income tax on net investment income and capital gains that the Fund timely distributes to its shareholders.

•	Investments by the Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect the amount, timing or character of the income distributed to shareholders by the Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Taxable investors should be aware of the following basic tax points:

•	Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Shares.
•	Distributions declared in October, November or December—if paid to you by the end of the following January—are taxable for federal income tax purposes as if received in December.
•	Any dividends and short-term capital gain distributions that you receive are taxable to you as ordinary income for federal income tax purposes. Certain dividends you receive that are designated as attributable to qualified dividend income may be taxed at the same rates as long term capital gains. However, income received in the form of such dividends will not be considered long-term capital gains for other Federal income tax purposes, including the calculation of net capital losses.
•	Distributions of net long-term capital gains that are properly designated as capital gain dividends are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you have owned your Shares.
•	Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
•	A sale or exchange of Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
•	Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Shares, may be subject to foreign, state and local income taxes.
•	If you are not a citizen or a permanent resident of the United States, or if you are a foreign entity, any dividends and short term capital gains that you receive will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.
•	Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
•	By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a correct taxpayer identification number or social security number and made certain certifications. The backup withholding rate is currently 28%. Under current law, the backup withholding rate will increase to 31% for the taxable year 2011 and thereafter.

In addition, taxable investors who purchase or redeem Creation Units should be aware of the following additional basic tax points:

•	A person who exchanges equity securities for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Balancing Amount paid. However, all or a portion of any loss a person realizes on an exchange of securities for Creation Units will be disallowed by the Internal Revenue Service if such person purchases or receives in redemption other substantially identical securities within 30 days before or after the exchange on the basis that there has been no significant change in economic position. In such case, the basis of the newly purchased or received securities will be adjusted to reflect the disallowed loss.
•	A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. However, all or a portion of any loss a person realizes upon an exchange of Creation Units for securities will be disallowed by the Internal Revenue Service if such person purchases other substantially identical Shares of a Fund within 30 days before or after the exchange on the basis that there has been no significant change in economic position. In such case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Note: This Prospectus provides general U.S. federal tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about the Fund’s tax consequences for you. See “Taxation” in the SAI for more information.

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Management of ProShares Trust

17

Management of ProShares Trust

Board of Trustees and Officers

The Board of Trustees of ProShares Trust is responsible for the general supervision of the Fund. The officers of ProShares Trust are responsible for the day-to-day operations of the Fund.

Investment Advisor

ProShare Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814, serves as the investment advisor to the Fund and provides investment advice and management services to the Fund. ProShare Advisors oversees the investment and reinvestment of the assets in the Fund. For its investment advisory services, ProShare Advisors is entitled to receive fees equal to 0.75% of the average daily net assets of the Fund. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the Fund will be available in the Fund’s initial shareholder report.

ProShare Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProShare Advisors LLC since inception and ProFund Advisors LLC since April 1997, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington, D.C. based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProShare Advisors LLC since inception and ProFund Advisors LLC since April 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and from October 2006-present and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and an appointment as Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

The Fund is managed by an investment team overseen by William E. Seale, Ph.D., and George O. Foster.

William E. Seale, Ph.D., Chief Investment Officer for ProFund Advisors LLC from 2003-2004 and since October 2006 and Chief Investment Officer for ProShare Advisors LLC since October 2006. Dr. Seale is principally responsible for development and oversight of Portfolio Strategy for the Advisor. More information about Dr. Seale is set forth above.

George O. Foster CFA, ProShare Advisors – Director of Portfolio since Sept. 2007. ProFund Advisors – Director of Portfolio since 2004; Senior Portfolio Manager from 2000 to 2004; and Portfolio Manager from 1999 to 2000. Mr. Foster earned an M.B.A. from The George Washington University and a B.S. in Mechanical Engineering from Clarkson University. Mr. Foster holds the Chartered Financial Analyst (CFA) designation and is a member of the Washington Association of Money Managers.

The following members of the investment team have joint responsibility for the day-to-day management of the Fund:

Howard Rubin CFA, ProShare Advisors – Senior Portfolio Manager since December, 2007. ProFund Advisors – Senior Portfolio Manager since November 2004 and Portfolio Manager from April 2000 through November 2004. Mr. Rubin holds the Chartered Financial Analyst (CFA) designation.

Michael Neches, ProShare Advisors – Associate Portfolio Manager since January 2007; Portfolio Analyst from December 2006 to January 2007. ProFund Advisors – Portfolio Analyst from November 2004 to December 2006; Junior Analyst from May 2001 to November 2004; and Portfolio Intern from March 2000 to May 2001.

Robert Parker CFA, ProShare Advisors – Associate Portfolio Manager since March 2007. H. Beck, Inc. – Due Diligence Analyst from May 2005 through March 2007. Wachovia Securities – Investment Analyst from April 2004 through January 2005. Ameritas Investment Corp. – Compliance Analyst from May 2002 through October 2003. Mr. Parker holds the Chartered Financial Analyst (CFA) designation.

Steve Schoffstall, ProShare Advisors – Associate Portfolio Manager since September 2007; Portfolio Analyst from May 2007 to September 2007; Junior Portfolio Analyst from December 2006 to May 2007; and Portfolio Operations Specialist from June 2006 to December 2006. ProFund Advisors – Portfolio Group Team Member and ETF Portfolio Operations Specialist from February 2005 to June 2006. Employed in businesses unrelated to the financial services industry from September 2004 through January 2005. Pennsylvania State University – Graduate Student from August 2003 to August 2004.

The SAI provides additional information about the Portfolio Managers’ compensation, accounts managed by each Portfolio Manager and their ownership of the Fund and the other funds of ProShares Trust.

Distribution (12b-1) Plan

Under a Rule 12b-1 Distribution Plan (the “Plan”) adopted by the Board of Trustees, the Fund may pay the Fund’s distributor, financial intermediaries, such as broker-dealers and investment advisers, up to 0.25% on an annualized basis of

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the average daily net assets of the Fund as reimbursement or compensation for distribution related activities with respect to the Fund. For the prior fiscal year, no payments were made by the Fund under the Plan.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI. The top ten holdings of the Fund is posted on a daily basis to the Trust’s website at www.proshares.com.

Other Service Providers

SEI Investments Distribution Co., located at 1 Freedom Valley Drive, Oaks, PA 19456, serves as the Fund’s distributor. JP Morgan Chase Bank, N.A., located at 4 MetroTech Center, Brooklyn, NY 11245, serves as the Fund’s administrator, custodian and index receipt agent.

ProShare Advisors also performs certain administrative services for the Fund under a Management Services Agreement. ProShare Advisors is entitled to receive annual fees equal to 0.10% of the average daily net assets of the Fund for such services.

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ProShares®

Mailing Address

ProShares Trust

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814

Telephone

866-PRO-5125

Website

www.proshares.com

FOR MORE INFORMATION

If you’d like more information about ProShares Trust or any of its funds, the following documents are available free upon request.

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Fund’s investments will be available in the Fund’s initial shareholder report. In the Fund’s annual report (when available), you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the prior fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI for the Fund provides additional information about ProShares Trust, the Fund and the Shares. The current annual and semiannual reports (when available) and the SAI are incorporated by reference into (and are thus legally a part of) this Prospectus.

To receive a free copy of the latest annual or semiannual report (when available) or the SAI, or to request additional information about ProShares Trust, the Fund and the Shares or to make shareholder inquiries, please use the contact information above.

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund is also available on the SEC’s website (www.sec.gov), or you can receive copies of this information, for a fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

© 2008 ProShare Advisors LLC. All rights reserved.

ProShares Investment Company Act file number: 811-21114

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STATEMENT OF ADDITIONAL INFORMATION

PROSHARES TRUST

7501 WISCONSIN AVENUE, SUITE 1000

BETHESDA, MARYLAND 20814

PHONE: (866) PRO-5125

Barrons 400 ProShares	Short MarketCap
UltraShort DJ Wilshire Total Market™ ProShares
UltraShort Russell3000 ProShares

Ultra MarketCap	Short International
Ultra DJ Wilshire Total Market™ ProShares	UltraShort MSCI Australia ProShares
Ultra Russell3000 ProShares	UltraShort MSCI Brazil ProShares
UltraShort MSCI BRIC ProShares
Ultra International	UltraShort MSCI Europe ProShares
Ultra MSCI EAFE ProShares	UltraShort MSCI Latin America ProShares
Ultra MSCI Emerging Markets ProShares	UltraShort MSCI Mexico ProShares
Ultra MSCI Japan ProShares	UltraShort MSCI Pacific ex-Japan ProShares
Ultra FTSE/Xinhua China 25 ProShares	UltraShort MSCI South Korea ProShares
UltraShort MSCI Taiwan ProShares
UltraShort S&P Europe 350® ProShares

This SAI is not a prospectus. It should be read in conjunction with the Funds’ prospectuses (the “Prospectus”), which incorporate this Statement of Additional Information by reference. A copy of the Prospectus is available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at www.proshares.com.

The date of this SAI is [May     ], 2008.

GLOSSARY OF TERMS

For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.

Term	Definition

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
The Advisor or ProShare Advisors	ProShare Advisors LLC
AMEX	American Stock Exchange LLC
CFTC	Commodity Futures Trading Commission
Code or Internal Revenue Code	Internal Revenue Code of 1986
Distributor or SEI	SEI Investments Distribution Co.
Fund(s)	One or more of the series of the Trust identified on the front cover of this SAI
Independent Trustee(s)	Trustees who are not “Interested Persons” as defined under Section 2(a)(19) of the 1940 Act
SAI	The Trust’s Statement of Additional Information dated [May ], 2008
SEC	U.S. Securities and Exchange Commission
Shares	The shares of the Funds
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust

PROSHARES TRUST

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Trust was organized on May 29, 2002 and consists of multiple series, or “Funds”, including the 18 Funds listed on the front cover of this SAI. Other Funds may be added in the future. Each of the Funds is registered as a non-diversified managed investment company.

The Funds are exchange-traded funds, the Shares are listed on AMEX. The Shares trade on AMEX at market prices that may differ to some degree from the Shares’ net asset values. Each Fund issues and redeems Shares on a continuous basis at net asset value in large, specified numbers of Shares called “Creation Units.” Creation Units of the Ultra ProShares and Barrons 400 ProShares are issued and redeemed principally in-kind for securities included in the relevant underlying index. Creation Units of the Short ProShares are purchased and redeemed in cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

Reference is made to the Prospectuses for a discussion of the investment objectives and policies of each of the Funds. The discussion below supplements, and should be read in conjunction with, the applicable Prospectus. Portfolio management is provided to the Funds by ProShare Advisors, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental (including the benchmarks of the Funds) may be changed by the Trustees of the Funds without the approval of shareholders.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Advisor, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Ultra ProShares and Barrons 400 ProShares and falling markets for the Short ProShares. The use of the term “adverse market conditions” is intended to convey falling markets for the Ultra ProShares and Barrons 400 ProShares and rising markets for the Short ProShares.

AMEX Listing and Trading

The Shares of each Fund are approved for listing and trading on the AMEX. Shares (redeemable only when aggregated in Creation Units) trade on the AMEX at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of any Fund will continue to be met. The AMEX may, but is not required to, remove a Fund from listing if (i) following the initial 12 month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Fund for 30 or more consecutive trading days; (ii) the value of the index to which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exists that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. In addition, the AMEX may remove the Shares from listing and trading upon termination of the Trust.

As in the case of stocks traded on the AMEX, the brokers’ commission on transactions in the Funds will be based on negotiated commission rates at customary levels for retail customers.

In order to provide current Share pricing information, the AMEX disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the AMEX.

The AMEX will calculate and disseminate the IIV throughout the trading day for each Ultra ProShares and Barrons 400 ProShares by (i) calculating the current value of all Equity Securities held by a Fund; (ii) calculating the estimated amount of the value of cash and Money Market Instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses from the Fund’s total return swap exposure based on the Underlying Index percentage change, the swap costs determined by the daily imbedded weighted interest rate and the notional value of the swap contracts, if any; (iv) calculating the marked-to-market gains or losses of the futures contracts and other Financial Instruments held by the Fund, if any; (v) adding the current value of Equity Securities, the Estimated Cash, the marked-to-market gains or losses from swaps and the futures contracts and other Financial Instruments, to arrive at a value; and (vi) dividing that value by the total shares outstanding to obtain current IIV.

The AMEX will calculate and disseminate the IIV throughout the trading day for each Short ProShares by (i) calculating the Estimated Cash; (ii) calculating the marked-to-market gains or losses of swaps, futures and other Financial Instruments held by the Fund in a manner described above; (iii) adding the Estimated Cash and the marked-to-market gains or losses of the Financial Instruments to arrive at a value; and (iv) dividing that value by the total shares outstanding to obtain current IIV.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

General

A Fund may consider changing its benchmark or the index underlying its benchmark at any time, including if, for example, the current index becomes unavailable; the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or if the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current benchmark or underlying index. If believed appropriate, a Fund may specify a benchmark index for itself that is “leveraged” or proprietary. Of course, there can be no assurance that a Fund will achieve its objective.

Fundamental securities analysis is not used by ProShare Advisors in seeking to correlate a Fund’s investment returns with its benchmark. Rather, ProShare Advisors primarily uses a mathematical approach to determine the investments a Fund makes and techniques it employs. While ProShare Advisors attempts to minimize any “tracking error,” certain factors tend to cause a Fund’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

For purposes of this Statement of Additional Information, the word “invest” refers both to a Fund’s directly investing, and indirectly investing, in securities or other instruments. Similarly, when used in this Statement of Additional Information, the word “investment” refers both to a Fund’s direct investments and indirect investments in securities and other instruments. For example, the Funds typically invest indirectly in securities or instruments by using financial instruments with economic exposure similar to those underlying securities or instruments.

Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of assets to investments that, in combination, have economic characteristics similar to equity securities contained in the underlying index and/or financial instruments with similar economic characteristics. For purposes of each such an investment policy, “assets” includes the Funds’ net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board of Trustees has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy. In addition, pursuant to an exemptive order received from the SEC, certain Funds have committed to invest between 85% and 100% of their assets in the securities comprising their underlying indexes.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities. The Funds are particularly sensitive to these market risks.

Foreign Securities

The Funds may invest in securities principally traded outside of the U.S. or in foreign issuers. Foreign securities may involve special risks due to foreign economic, political, and legal developments, including unfavorable changes in currency exchange rates, exchange control regulation (including currency blockage), expropriation or nationalization of assets, confiscatory taxation, taxation of income earned in foreign nations and withholding of portions of interest and dividends in certain countries, and the possible difficulty of obtaining and enforcing judgments against foreign entities.. Default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may differ from those applicable to U.S. companies. The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in any one country or region could have an adverse impact on issuers of securities in a different country or region.

In addition, the securities of some foreign governments, companies, and securities markets are less liquid, and may be more volatile, than comparable domestic issuers. Some foreign investments may be subject to brokerage commissions and fees that are higher than those applicable to U.S. investments. A Fund also may be affected by different settlement practices or delayed settlements in some foreign markets. Furthermore, some foreign jurisdictions regulate and limit U.S. investments in the securities of certain issuers.

Emerging Market Securities.  The risks described above apply to a heightened degree when a Fund invests in securities of companies in developing countries (“emerging markets”). See the below discussion of considerations regarding investments in Latin American countries, including Brazil and Mexico, as well as China, India, Taiwan and certain European countries, including Russia. Investing in emerging market countries involves risks not typically associated with investing in U.S. securities and subjects a Fund to risks greater than, or in addition to, the risks of investing in foreign, developed countries. These include greater risks of nationalization or expropriation of assets and confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty; greater uncertainty in the supervision and regulation of the securities markets and the participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; a difference in, or lack of, auditing and financial reporting standards, possibly resulting in the unavailability of material information about issuers; risk that it may be more difficult to obtain and/or enforce a judgment in a court outside of the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict foreign investment in their securities, to varying degrees. High rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Any change in the leadership or politics of emerging market countries, or countries that exercise a significant influence over those countries, may halt the expansion of, or reverse the liberalization of, foreign investment policies and could adversely affect existing investment opportunities. The securities markets of emerging market countries generally are smaller, less developed, less liquid, and more volatile than those of developed markets, including the U.S. Likewise, disclosure and regulatory standards tend to be less stringent and those markets tend to be subject to less monitoring and government enforcement of regulations may be arbitrary and difficult to predict.

Many emerging market countries have experienced substantial—in some cases, extremely high—rates of inflation for many years. Rapid fluctuations in such rates may continue to affect adversely those countries’ economies and securities markets. Emerging market economies generally depend on international trade to a significant degree. Accordingly, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated with a country’s principal trading partners have had and may continue to have an adverse effect on an emerging market economy. Furthermore, the economies of emerging market countries may be based predominantly on a few industries or may depend significant on the revenue of particular commodities. The governments of many emerging market countries continue to exercise significant control over those their economies and may take actions that affect the ability of creditors to pay debt obligations.

Investment-related costs and custodial services tend to be higher in emerging market countries relative to those of developed countries, which may reduce a Fund’s investment returns. Emerging market countries are subject to risks associated with political uncertainty, instability, risk of war, terrorism, nationalization, limitations on the removal of funds or other assets or diplomatic developments affecting U.S. investments. There is no assurance that such adverse political changes will not cause a Fund to suffer losses of investments in emerging market countries.

Exposure to Securities or Issuers in Specific Foreign Countries or Regions

Some Funds focus their investments in particular geographical regions or countries. In addition to the risks of investing in foreign securities, discussed above, such Funds may be exposed to special risks that are specific to the country or region in which they focus their investments. Furthermore, Funds with such a focus may be subject to additional risks associated with events in nearby countries or regions or those of a country’s principal trading partners. Additionally, some Funds have an investment focus in a country or region that is an emerging market and, therefore, are subject to heightened risks relative to Funds that focus their investments in more developed countries or regions. The discussion below highlights the general risks associated with the specific countries or regions in which some of the Funds invest.

Exposure to European Companies

Funds that invest in European companies may be subject to political, social and economic risks particular to the European markets. The securities markets of many European countries are relatively small, with the majority of the market capitalization and trading volume concentrated in a limited number of companies, representing a small number of industries. Consequently, a Fund exposed to the securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in securities of U.S. companies. European markets may be subject to greater influence by adverse events generally affecting the market for securities and financial instruments, and by large investors trading significant blocks of securities, than is usual in the U.S. In addition, settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in European countries may be restricted or controlled to varying degrees. Such restrictions or controls at times may limit or preclude investment in specific securities and increase the cost and expenses of an investment. For example, certain countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms than a class of securities available for purchase by nationals. In addition, the repatriation of investment income and capital from some European countries is regulated, in some cases, requiring advance governmental notification or approval. Investments in securities of these countries could be adversely affected by delays in, or a government’s refusal to grant, any required approval for repatriation.

Some European issuers are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of European countries differ from U.S. standards in important respects. In general, less information is available to investors in European companies than to investors in U.S. companies.

Most developed countries in Western Europe are members of the European Union and the Economic and Monetary Union of the European Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. The European Union and EMU have reduced or eliminated trade and regulatory barriers among member countries and have generally increased the interconnectedness of the economies of European countries. As a result, a particular European country’s economy may be less insulated from adverse events in the region. Declining rates of imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, and recessions among EU members could therefore have a significant adverse effect on the entire European region as well as on principal trading partners outside Europe.

Investment in emerging market countries within Europe may be subject to special risks due to the inexperience of financial intermediaries, the lack of certain technologies and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in these European countries would not also be expropriated, nationalized, or otherwise confiscated, resulting in a loss of the Fund’s investment in such country.

Exposure to Russian Companies. Investments in securities of Russian companies are subject to special legal, regulatory, monetary and economic risks. Over the past century, Russia has experienced political, social and economic turbulence and endured decades of Communist rule, under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has become more democratic and open, but recent events may be seen as reversing this trend. Economic uncertainty in the face of these political developments remains high. In the current political and social environment, there exists an increased risk that the Russian government could return to a more centrally planned economy, potentially resulting in confiscatory taxation and nationalization or expropriation of assets invested in Russia.

The Russian economy is heavily dependent upon the export of a range of commodities, including most industrial metals, forestry products, oil, and gas. Accordingly, the Russian economy is strongly affected by international commodity prices and is particularly vulnerable to any weakening in the global demand for these products.

Foreign investors face a high degree of currency risk when investing in Russian securities and may not have access to currency hedging instruments. In August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of repayment terms. These actions have negatively affected the Russian economy. The risk of further devaluations continues. In addition, the Russian government could impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

Relative to domestic securities, brokerage commissions and other fees generally are higher for securities traded in Russian markets. There may be less government supervision and regulation of Russian stock exchanges, currency markets, trading systems and brokers. The procedures and rules governing transactions and custody in Russia may involve delays in payment, delivery or recovery of money or investments. In particular, Russia’s system of share registration and custody creates certain risks of investment loss that are not typically associated with investments in other securities markets.

Exposure to Latin American Companies

The economies of Latin American countries are considered emerging market economies. Therefore, the risks of foreign investments in these countries will be magnified, as discussed above. In addition, currency devaluations in any one Latin American country could affect the entire region. Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar or have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector in such countries. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a Fund invests, and therefore, the value of Fund shares.

High interest, inflation and unemployment rates are characteristic of Latin American economies. Many countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting could indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates could continue to have negative effects on Latin American economies and securities markets. Commodities such as agricultural products, minerals and metals represent a significant percentage of exports for many Latin American countries, and, consequently, the economies of these countries are particularly sensitive to fluctuations in commodity prices.

In some Latin American countries, substantial limitations may affect a foreign investor’s ability to repatriate investment income, capital or the proceeds or sales of securities. A Fund could be adversely affected by such limitations or by a delay in, or refusal to grant, any required governmental approval for repatriation of capital.

Some Latin American countries have entered into regional trade agreements designed to, among other things, reduce barriers among countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these will be successful in the long term, or that they will result in the economic stability intended. These trade arrangements may not be fully implemented, or may be partially or completely unwound. A significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Such occurrences could have adverse effects on the markets of participating and non-participating countries, including the sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity or a reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse effect on a Fund’s investments in securities exposed to Latin America generally or in specific countries participating in such trade agreements.

Exposure to Brazilian Companies.  Securities or financial instruments with exposure to Brazil’s financial markets may be subject to political, social and economic risks associated with investment in Brazil. The Brazilian government has exercised, and continues to exercise, substantial influence over many aspects of the private sector by legislation and regulation, including regulation of prices and wages. The government recently began a program of privatization, particularly in the telecommunications and energy sectors. The outcome of regulatory decisions related to industry privatization is unpredictable and such decisions have had, and may in the future have, an adverse effect on the interests of private investors. Continued privatization could adversely affect the Brazilian economy and could result in significant losses for investors in privatized industries.

Brazilian law imposes limitations affecting foreign investors in Brazilian companies. Under current law, a Fund may repatriate income received from dividends and interest earned on, and net realized capital gains from, its investments in Brazilian securities, but in the event that a significant imbalance in Brazil’s balance of payments develops or is foreseen, the National Monetary Council may, for a limited period, impose restrictions on foreign capital remittances abroad. Exchange control regulations, which may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors, could limit the Fund’s ability to make sufficient distributions within time periods required to qualify for favorable U.S. tax treatment afforded to regulated investment companies. Further economic reforms or modifications to the existing policies by the Brazilian government could adversely affect the liquidity of the Brazilian stock market in the future.

The Brazilian real has been subject to significant devaluations and is generally more volatile than the U.S. dollar. Such currency volatility could affect a Fund’s returns in the future. The real may also be affected by currency volatility elsewhere in Latin America and the U.S. In addition to currency volatility, the Brazilian economy has been affected by high levels of government debt, which has been as high as 51% of gross domestic product.

Exposure to Mexican Companies.  Investments in Mexican companies may be subject to additional risks related to the Mexican economy, including risks attributable to political, social, monetary and regulatory uncertainty in the region. High rates of interest, inflation, and unemployment characterize some Central and South American economies. Events, such as currency devaluations, affecting the economies of Central and South America may have significant effects on the Mexican economy.

Exposure to Asian Companies

Investments in Asian issuers may be affected by political, social and economic conditions in Asia. Some Asian economies have experienced over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Economic events in any one Asian country or market could have a significant effect on the entire region, as well as on principal trading partners outside of Asia. For instance, because the economies of Asian countries are related, it is not uncommon for many of the countries to be in recessions at the same time.

Exposure to Chinese Companies.  Investment in companies economically tied to China is subject to legal, regulatory, monetary and economic risks. China is dominated by the one-party rule of the Communist Party and, therefore, investments in China are subject to risks associated with greater control over the economy, political and legal uncertainties, and currency fluctuations. In addition, Chinese investments involve the specific risk that the Chinese government may decide not to continue to support the economic reform programs implemented in 1978 and could possibly return to the completely centrally planned economy that existed prior to 1978. The Chinese government exercises significant control over China’s economic growth through allocating resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Other risks associated with investments in China are the risk of confiscatory taxation and nationalization or expropriation of assets.

The Chinese securities markets are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Companies in the Chinese region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about Chinese companies than about most U.S. companies. Compared to the U.S. securities markets, there may be less government supervision and regulation of Chinese stock exchanges, currency markets, trading systems and brokers. Brokerage commissions and other fees generally are higher for securities traded in Chinese markets. The procedures and rules governing transactions and custody in China also may involve delays in payment, delivery or recovery of money or investments.

Exposure to Taiwanese Companies.  Although Taiwan has experienced rapid growth in recent years, it is still considered to be an emerging market country. Taiwan’s financial markets are generally underdeveloped and lack regulatory transparency. Some companies in Taiwan may have less established shareholder governance and disclosure standards than those in the U.S. Many Taiwanese companies are closely controlled by family and institutional investors whose investment decisions might be difficult to predict based on standard U.S.-based equity analysis. Consequently, certain such investments could be vulnerable to unfavorable decisions by management or shareholders.

Taiwan has few natural resources and must export to pay for its imports of basic requirements. The Taiwanese economy is heavily dependent upon commodity prices and international trade, which may make its economy less stable. Taiwan may also suffer from debt burdens and high and volatile inflation rates. Taiwan, like some emerging market countries, may experience currency devaluations and economic recessions, causing a negative effect on its economy and securities market. Taiwan’s government is generally authoritarian and may periodically suppress civil dissent. Disparities of wealth, the pace and success of democratization and capital market development, as well as ethnic, religious and racial disaffection, have led to social unrest, violence and labor unrest as in many emerging market countries. Unanticipated political or social developments in the future could result in sudden and significant changes in the Taiwanese economy. Taiwan has also experienced natural disasters of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

Taiwan is an island located across the Taiwan Strait from mainland China. The Taiwanese government and the Chinese government dispute each other’s legitimacy. The Chinese government considers Taiwan to be part of greater China and, therefore, a territory that should be under its political control. This dispute and resulting political tension present a significant risk to Taiwan’s economic and political future. Investments with exposure to the Taiwanese economy are subject to additional risk tied to changes in the relationship between China and Taiwan, as well as the geopolitical concerns of countries with interests in the region, such as the U.S. and Russia.

Exposure to Japanese Companies. The performance of Funds investing in companies economically tied to Japan may be affected by political, social and economic conditions in Japan. In addition, the Japanese economy may be affected by Southeast Asian and Chinese consumer demands and the state of the Southeast Asian and Chinese economies.

The Japanese economy and financial markets produced disappointing returns from 1990 to 2003. Over that period, and since then, the Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. The Japanese economy faced a number of problems such as non-performing loans, deflation, a large government budget deficit, and low interest rates. A number of high profile bankruptcies occurred in the construction, real-estate and retail sectors. While many structural improvements have been made at the corporate level since 2003, problems persist, most notably, a large government budget deficit.

Japanese institutional investors, such as banks, insurance companies and pension funds, have been large sellers of equities, particularly since 2001. Banks and insurance companies in Japan have been restructuring, and selling shareholdings as part of this process, although this selling has diminished over time. In addition, Japanese pension funds invest in fixed interest investments and tend to sell shares in connection with portfolio rebalancing when the equity market rises. Such selling practices could negatively affect Japanese equity returns.

Furthermore, poor performance of the global economy could negatively affect equity returns in Japan. In particular, in the recent past, Japan’s economy and stock market have had a strong correlation with the U.S. economic cycle and U.S. stock markets and, thus, Japan’s economy could be negatively affected by economic trouble in the U.S. Japan also has a growing economic relationship with China and other Southeast Asia countries, and therefore, Japan’s economy could also be adversely affected by economic trouble in those countries.

Overseas trade is important to Japan’s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Japan has also experienced natural disasters of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

The Japanese Yen has appreciated against the U.S. dollar since 1986. At times, the Japanese Yen has been volatile and such currency volatility could affect returns in the future. The Japanese Yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia.

Some companies in Japan may have less established shareholder governance and disclosure standards than those of U.S. companies. Some Japanese companies are controlled by family and institutional investors whose investment decisions may be hard to predict based on standard U.S.-based equity analysis. Consequently, certain Fund investments may be vulnerable to unfavorable decisions by management or shareholders.

Exposure to South Korean Companies. Investments in companies economically tied to South Korea are subject to additional risks particular to the South Korean economy, including risks associated with political, social, monetary and regulatory uncertainty.

South Korea’s financial markets are generally underdeveloped and lack regulatory transparency. Despite dramatic growth in recent years, South Korea retains many characteristics and risks associated with emerging market countries. See “Emerging Market Securities” above. The restructuring of the South Korean economy and the need to create a more liberalized economy with a mechanism for bankrupt firms to exit the market remain important unfinished economic reform tasks. These factors could adversely affect the South Korean economy and cause a diversion of corporate investment to China and other lower wage countries. South Korea’s economic growth potential is susceptible to problems from large scale emigration, rigid labor regulations and ongoing labor relations issues. In addition, some companies in the region may have less established shareholder governance and disclosure standards than those applicable to U.S. companies The largest South Korean conglomerates, or chaebol, are closely controlled by family and financial institutional investors, whose investment decisions could be hard to predict based on standard U.S.-based equity analysis. Consequently, certain Fund investments may be vulnerable to unfavorable decisions by management or shareholders.

North and South Korea each have substantial military capabilities, and historical tensions between the two present the ongoing risk of war. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and its securities markets.

Exposure to Indian Companies. The value of a Fund’s investments in securities or financial instruments with economic exposure to India may be affected by political and economic developments in India, including social, religious or regional tensions, changes in government regulation and government intervention, high rates of inflation or interest rates and withholding tax affecting India. In addition, unanticipated political or social developments could affect the value of investments exposed to companies in India and the availability of additional investments providing economic exposure to companies located or operating in India. Furthermore, the risk of monsoons and other natural disasters in South Asia also can affect the value of these investments. However, the growing interconnectivity of global economies and financial markets has increased opportunities for Indian companies, particularly in the area of technology and service outsourcing.

Securities of many issuers in the Indian market may be less liquid and more volatile than securities of comparable domestic issuers. India has less developed clearance and settlement procedures, and there have been times when settlements have been unable to keep pace with the volume of securities transactions and have been significantly delayed. The Indian stock exchanges have in the past been subject to repeated closure and there can be no certainty that this will not recur. In addition, significant delays are common in registering transfers of securities, and a Fund may be unable to sell securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements. The risk of loss may also be increased because there may be less information available about Indian issuers because they are not subject to the extensive accounting, auditing and financial reporting standards and practices that are applicable in the U.S. There is also a lower level of regulation and monitoring of the Indian securities market generally as well as of its participants, compared to other more developed markets.

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, “Foreign Institutional Investors” (“FIIs”) may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India (the “Guidelines”), published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. The Guidelines require FIIs to observe certain investment restrictions, including account ownership ceilings, and only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. Even though the Fund will not directly purchase Indian equity securities, the availability of financial instruments with exposure to Indian financial markets may be substantially limited by the restrictions on FIIs.

Exposure to Australian Companies

The Australian economy is subject to political, social and economic risks particular to Australia, and the agricultural and mining sectors of Australia’s economy account for the majority of its exports. Therefore, Australia is susceptible to fluctuations in the commodity markets and, in particular, in the price and demand for agricultural products and natural resources. Any negative changes in these sectors could have an adverse impact on the Australian economy.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently inversely to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with a long position in the futures contract. A Fund may cover long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Forward Contracts

A principal investment strategy of the Funds is to enter into Financial Instruments, which may include forward contracts, and for the Short ProShares, may be the primary or sole investment strategy of the Funds. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed-upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into a forward contract unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic money market positions.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the AMEX, and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Advisor intends to comply with all limitations.

Options on Securities

The Funds may buy and write (sell) options on securities for the purpose of realizing their investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Swap Agreements

A principal investment strategy of the Funds is to enter into Financial Instruments, which may include swap agreements, and, for the Short ProShares, that may be the primary or sole investment strategy (along with selling securities short). The Funds may enter into equity, equity index or interest rate swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Funds’ illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, the Funds and their Advisor believe that transactions do not constitute senior securities within the meaning of the 1940 Act, and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales

The Funds may engage in short sales transactions. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

The Funds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked to market daily.

The Funds will not sell short the equity securities of issuers contained in the NASDAQ-100 Index.

Depository Receipts

Some Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depository Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. Government Securities

Each Fund also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of the Funds’ investment objectives, as “cover” for the investment techniques the Funds employ, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each of the Funds in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory or other considerations so warrant.

Money Market Instruments

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, a Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances or repurchase agreements secured by U.S. government securities.

Reverse Repurchase Agreements

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when the Advisor believes it will be to the Fund’s advantage to do so. The Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Borrowing

The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

Lending of Portfolio Securities

Subject to the Funds’ investment restrictions set forth below, a Fund may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend more than 33 1/3% of the value of the Fund’s total assets. Loans will be subject to termination by the lending Fund on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. Each Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities, or when the Trust does not believe that a Fund’s net asset value or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed delivery basis.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Real Estate Investment Trusts

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Code and failing to maintain exempt status under the 1940 Act.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when ProShare Advisors considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of the Funds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to ProShare Advisors. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the SEC, the Portfolio Turnover Rate for each Fund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year. Exchange-traded funds, such as the Funds, may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in creation units.

SPECIAL CONSIDERATIONS

As discussed above and in the Prospectus, the Funds present certain risks, some of which are further described below.

Tracking and Correlation

While the Funds do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover), and the cost of the investment techniques employed by that Fund; (2) less than all of the securities in the benchmark index being held by a Fund and securities not included in the benchmark index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time, the cumulative percentage increase or decrease in the net asset value of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Leverage

Each Fund intends to use, on a regular basis, leveraged investment techniques in pursuing its investment objectives. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Leverage creates the potential for greater gains to Fund shareholders during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the net asset values of these Funds’ Shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If these Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

Special Note Regarding the Correlation Risks of Leveraged Funds.  As discussed in the Prospectus, some of the Funds are “leveraged” funds in the sense that they each have an investment objective to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described in the Prospectus. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the Fund’s investment objective.

A leveraged fund’s return for periods longer than one day is primarily a function of the following:

a)	index performance;

b)	index volatility;

c)	financing rates associated with leverage;

d)	other fund expenses;

e)	dividends paid by companies in the index; and

f)	period of time.

The fund performance for a leveraged fund can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one-year period. Assumptions used in the tables include: (a) no dividends paid by the companies included in the index; (b) no fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund’s performance would be lower than shown.

The first table below shows an example in which a leveraged fund that has an investment objective to correspond to twice (200% ) the daily performance of an index. The leveraged fund could be expected to achieve a 20% return on a yearly basis if the index performance was 10%, absent any costs or the correlation risk or other factors described above and in the Prospectus under “Correlation Risk.” However, as the table shows, with an index volatility of 20%, such a fund would return 16.3%, again absent any costs or other factors described above and in the Prospectus under “Correlation Risk.” In the charts below, areas shaded green represent those scenarios where a leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely areas shaded red represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Twice (200%) the Daily Performance of an Index.

One Year Index Performance	200% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%
-40%	-80%	-64.0%	-64.1%	-64.4%	-64.8%	-65.4%	-66.2%	-67.1%	-68.2%	-69.3%
-35%	-70%	-57.8%	-57.9%	-58.2%	-58.7%	-59.4%	-60.3%	-61.4%	-62.6%	-64.0%
-30%	-60%	-51.0%	-51.1%	-51.5%	-52.1%	-52.9%	-54.0%	-55.2%	-56.6%	-58.2%
-25%	-50%	-43.8%	-43.9%	-44.3%	-45.0%	-46.0%	-47.2%	-48.6%	-50.2%	-52.1%
-20%	-40%	-36.0%	-36.2%	-36.6%	-37.4%	-38.5%	-39.9%	-41.5%	-43.4%	-45.5%
-15%	-30%	-27.8%	-27.9%	-28.5%	-29.4%	-30.6%	-32.1%	-34.0%	-36.1%	-38.4%
-10%	-20%	-19.0%	-19.2%	-19.8%	-20.8%	-22.2%	-23.9%	-26.0%	-28.3%	-31.0%
-5%	-10%	-9.8%	-10.0%	-10.6%	-11.8%	-13.3%	-15.2%	-17.5%	-20.2%	-23.1%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%
5%	10%	10.3%	10.0%	9.2%	7.8%	5.9%	3.6%	0.8%	-2.5%	-6.1%
10%	20%	21.0%	20.7%	19.8%	18.3%	16.3%	13.7%	10.6%	7.0%	3.1%
15%	30%	32.3%	31.9%	30.9%	29.3%	27.1%	24.2%	20.9%	17.0%	12.7%
20%	40%	44.0%	43.6%	42.6%	40.8%	38.4%	35.3%	31.6%	27.4%	22.7%
25%	50%	56.3%	55.9%	54.7%	52.8%	50.1%	46.8%	42.8%	38.2%	33.1%
30%	60%	69.0%	68.6%	67.3%	65.2%	62.4%	58.8%	54.5%	49.5%	44.0%
35%	70%	82.3%	81.8%	80.4%	78.2%	75.1%	71.2%	66.6%	61.2%	55.3%
40%	80%	96.0%	95.5%	94.0%	91.6%	88.3%	84.1%	79.1%	73.4%	67.0%

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to the Inverse of the Daily Performance of an Index.

One Year Index Performance	Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%
-40%	40%	66.7%	66.3%	65.0%	63.0%	60.1%	56.6%	52.3%	47.5%	42.0%
-35%	35%	53.8%	53.5%	52.3%	50.4%	47.8%	44.5%	40.6%	36.1%	31.1%
-30%	30%	42.9%	42.5%	41.4%	39.7%	37.3%	34.2%	30.6%	26.4%	21.7%
-25%	25%	33.3%	33.0%	32.0%	30.4%	28.1%	25.3%	21.9%	18.0%	13.6%
-20%	20%	25.0%	24.7%	23.8%	22.2%	20.1%	17.4%	14.2%	10.6%	6.5%
-15%	15%	17.6%	17.4%	16.5%	15.0%	13.0%	10.5%	7.5%	4.1%	0.3%
-10%	10%	11.1%	10.8%	10.0%	8.6%	6.8%	4.4%	1.5%	-1.7%	-5.3%
-5%	5%	5.3%	5.0%	4.2%	2.9%	1.1%	-1.1%	-3.8%	-6.9%	-10.3%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%
5%	-5%	-4.8%	-5.0%	-5.7%	-6.9%	-8.5%	-10.5%	-13.0%	-15.7%	-18.8%
10%	-10%	-9.1%	-9.3%	-10.0%	-11.1%	-12.7%	-14.6%	-16.9%	-19.6%	-22.5%
15%	-15%	-13.0%	-13.3%	-13.9%	-15.0%	-16.5%	-18.3%	-20.5%	-23.1%	-25.9%
20%	-20%	-16.7%	-16.9%	-17.5%	-18.5%	-19.9%	-21.7%	-23.8%	-26.3%	-29.0%
25%	-25%	-20.0%	-20.2%	-20.8%	-21.8%	-23.1%	-24.8%	-26.9%	-29.2%	-31.8%
30%	-30%	-23.1%	-23.3%	-23.8%	-24.8%	-26.1%	-27.7%	-29.7%	-31.9%	-34.5%
35%	-35%	-25.9%	-26.1%	-26.7%	-27.6%	-28.8%	-30.4%	-32.3%	-34.5%	-36.9%
40%	-40%	-28.6%	-28.7%	-29.3%	-30.2%	-31.4%	-32.9%	-34.7%	-36.8%	-39.1%

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Twice (200%) the Inverse of the Daily Performance of an Index.

One Year Index Performance	200% Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%
-40%	80%	177.8%	175.7%	169.6%	159.6%	146.4%	130.3%	112.0%	92.4%	71.9%
-35%	70%	136.7%	134.9%	129.7%	121.2%	109.9%	96.2%	80.7%	63.9%	46.5%
-30%	60%	104.1%	102.6%	98.1%	90.8%	81.0%	69.2%	55.8%	41.3%	26.3%
-25%	50%	77.8%	76.4%	72.5%	66.2%	57.7%	47.4%	35.7%	23.1%	10.0%
-20%	40%	56.3%	55.1%	51.6%	46.1%	38.6%	29.5%	19.3%	8.2%	-3.3%
-15%	30%	38.4%	37.4%	34.3%	29.4%	22.8%	14.7%	5.7%	-4.2%	-14.4%
-10%	20%	23.5%	22.5%	19.8%	15.4%	9.5%	2.3%	-5.8%	-14.5%	-23.6%
-5%	10%	10.8%	10.0%	7.5%	3.6%	-1.7%	-8.1%	-15.4%	-23.3%	-31.4%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%
5%	-10%	-9.3%	-10.0%	-12.0%	-15.2%	-19.6%	-24.8%	-30.8%	-37.2%	-43.9%
10%	-20%	-17.4%	-18.0%	-19.8%	-22.7%	-26.7%	-31.5%	-36.9%	-42.8%	-48.9%
15%	-30%	-24.4%	-25.0%	-26.6%	-29.3%	-32.9%	-37.3%	-42.3%	-47.6%	-53.2%
20%	-40%	-30.6%	-31.1%	-32.6%	-35.1%	-38.4%	-42.4%	-47.0%	-51.9%	-57.0%
25%	-50%	-36.0%	-36.5%	-37.9%	-40.2%	-43.2%	-46.9%	-51.1%	-55.7%	-60.4%
30%	-60%	-40.8%	-41.3%	-42.6%	-44.7%	-47.5%	-50.9%	-54.8%	-59.0%	-63.4%
35%	-70%	-45.1%	-45.5%	-46.8%	-48.7%	-51.3%	-54.5%	-58.1%	-62.0%	-66.0%
40%	-80%	-49.0%	-49.4%	-50.5%	-52.3%	-54.7%	-57.7%	-61.1%	-64.7%	-68.4%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under “Correlation Risk” in the Prospectus.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” fund, a relatively high percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A Fund may not:

1.	Make investments for the purpose of exercising control or management.

2.

Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

3.

Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

4.	Issue senior securities to the extent such issuance would violate applicable law.

5.

Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

6.	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

7.

Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

No Fund will concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that a Fund will concentrate to approximately the same extent that its underlying Index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, ProShare Advisors is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. ProShare Advisors expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

ProShare Advisors may serve as an investment manager to and may place portfolio transactions on behalf of a number of clients, including other investment companies. It is the practice of ProShare Advisors to cause purchase and sale transactions to be allocated among the Funds and others whose assets ProShare Advisors manages in such manner as ProShare Advisors deems equitable. The main factors considered by ProShare Advisors in making such allocations among the Funds and other client accounts of ProShare Advisors are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for a Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and ProShare Advisors from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, ProShare Advisors relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as, in most cases, an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund’s policies, ProShare Advisors effects transactions with those brokers and dealers who ProShare Advisors believes provide the most favorable prices and are capable of providing efficient executions. If ProShare Advisors believes such prices and executions are obtainable from more than one broker or dealer, ProShare Advisors may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or ProShare Advisors. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of ProShare Advisors, for the additional services.

The information and services received by ProShare Advisors from brokers and dealers may be of benefit to ProShare Advisors in the management of accounts of some of ProShare Advisors’ other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by ProShare Advisors and thereby reduce ProShare Advisors’ expenses, this information and these services are of indeterminable value and the management fee paid to ProShare Advisors is not reduced by any amount that may be attributable to the value of such information and services.

ProShare Advisors does not consider sales of Trust Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

MANAGEMENT OF PROSHARES TRUST

Trustees and Officers

The Trust’s officers (“Officers”), under the supervision of the Board of Trustees, manage the day-to-day operations of the Trust. The Trustees set broad policies for the Trust and choose its Officers. One Trustee and all of the Officers of the Trust are directors, officers or employees of ProShare Advisors or J.P. Morgan Investor Services Co., except for Simon D. Collier, the Trust’s treasurer, who is a principal of Foreside Compliance Services, LLC. The other Trustees are Independent Trustees. Trustees and some Officers of the Trust are also directors and Officers of some or all of the Funds in the Fund Complex. The Fund Complex includes all funds advised by ProShare Advisors and any funds that have an investment adviser that is an affiliated person of ProShare Advisors.

The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by the Trustee, are shown below. The Officers, their age, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o ProShares Trust, 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814.

Name, Address, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee [1]	Other Directorships Held by Trustee

Independent Trustees

Russell S. Reynolds, III Age: 50	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present) and Managing Director (March 1993 to April 2004)	ProShares (76); ProFunds (110); Access One Trust (3)	Directorship Search Group, Inc.

Michael C. Wachs Age: 46	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to Present)	ProShares (76); ProFunds (110); Access One Trust (3)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir* Age: 49	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of ProShare Advisors (November 2005 to present) and ProFund Advisors (May 1997 to present)	ProShares (76); ProFunds (110); Access One Trust (3)	None

[1]	The Fund Complex consists of all funds advised by ProFund Advisors LLC and ProShare Advisors LLC.
*	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Executive Officers

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Louis M. Mayberg Age: 45	President	Indefinite; November 2005 to present	President of ProShare Advisors (November 2005 to present) and ProFund Advisors (May 1997 to present)

Victor M. Frye Age: 49	Chief Compliance Officer	Indefinite; November 2005 to present	Counsel and Chief Compliance Officer of ProFund Advisors (October 2002 to present)

Stephenie E. Adams Age: 38	Acting Secretary	Indefinite; September 2007 to present	Assistant Vice President of ProFunds Advisors LLC (December 2002 to present)

Simon D. Collier Two Portland Square, 1st Floor Portland, Maine 04101 Age: 46	Treasurer	Indefinite: June 2006 to present	Foreside Financial Group, LLC: President (April 2005 to present); Global Fund Services, Citigroup: Chief Operating Officer and Managing Director (2003 to 2005); Global Securities Services for Investors, Citibank, N.A.: Managing Director (1999 to 2003)

Gregory Pickard 73 Tremont Street Boston, MA 02108 Age: 42	Assistant Secretary	Indefinite; November 2005 to present	J.P. Morgan Investor Services Co.: Vice President and Associate General Counsel (July 2001 to present)

Gary A. Casagrande 73 Tremont Street Boston, MA 02108 Age: 35	Assistant Treasurer	Indefinite; March 2007 to present	J.P. Morgan Investor Services Co.: Vice President and Senior Manager in Fund Administration, Treasury and Compliance (August 2006 to present); Investors Bank and Trust: Senior

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Manager in Fund Administration; Deutsche Bank: Project and Relationship Manager in the Treasurer’s Office (2000 to 2006).

Charles Todd 73 Tremont Street Boston, MA 02108 Age: 36	Assistant Treasurer	Indefinite; June 2006 to present	J.P. Morgan Investor Services Co.: Vice President in Fund Administration and previously Assistant Vice President (June 2000 to present).

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2006.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Russell S. Reynolds, III	$0	$0
Michael C. Wachs	$0	$0

Interested Trustee
Michael L. Sapir	$0	$10,001 - $50,000

Committees

The Board of Trustees of the Trust has an Audit Committee. The Audit Committee is composed entirely of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Wachs and Reynolds. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee has met once, and the Board has met four times.

Compensation of Trustees and Officers

The Trust pays each Independent Trustee a $65,000 annual retainer for service as a Trustee on the Trust’s board and for service as a Trustee for other funds in the ProFunds group of funds, $3,000 for attendance at each quarterly in-person meeting of the Board of Trustees, $3,000 for attendance at each special meeting of the Board of Trustees, and $1,000 for attendance at telephonic meetings. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s Officers, other than the Chief Compliance Officer, receive no compensation directly from the Trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of each Fund’s expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation paid to the Trust’s Trustees for the fiscal year ended May 31, 2007.

Name of Person, Position	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$9,855.44	$0	$0	$9,855.44
Michael C. Wachs, Trustee	$9,855.44	$0	$0	$9,855.44

Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

INVESTMENT ADVISOR

Portfolio Management

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2007.

Name of Portfolio Manager	Dollar Range of Funds Currently Owned

William Seale	None
George Foster	None
Howard Rubin[1]	None
Michael Neches	None
Robert Parker	$1 - $10,000
Steven Schoffstall	None

[1] Information as of December 13, 2007.

Portfolio Managers’ Compensation

ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2007.

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/ Total Assets
William Seale	156 $13,900,210,000	None	16 $334,696,000
George Foster	104 $7,885,498,340	None	14 $102,348,000
Howard Rubin[1]	58 $9,600,000,000	None	None
Michael Neches	22 $371,672,588	None	None

Robert Parker	12 $5,231,502,715	None	2 $232,210,374
Steven Schoffstall	18 $411,544,644	None	None

[1]	Information as of December 13, 2007.

In the course of providing advisory services, the Advisor may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. The Advisor also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors LLC, an affiliate of the Advisor.

The Advisor, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Advisor’s clients, such as the Funds. Thus the Advisor may recommend to clients the purchase or sale of securities in which it, or its officers, employee, or related persons have a financial interest. The Advisor may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Advisor, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Advisor may buy or sell securities or other instruments that the Advisor has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Advisor’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Advisor has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any Access Person of the Advisor may make security purchases subject to the terms of the ProShare Advisors Code of Ethics which is consistent with the requirements of Rule 17j-1 under the 1940 Act.

The Advisor and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell or hold a security. Under applicable law, the Advisor and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Advisor. Accordingly, should the Advisor or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Advisor and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Investment Advisory Agreement

Under an investment advisory agreement between ProShare Advisors and the Trust, on behalf of each Fund, dated December 14, 2005, as amended (“Agreement” or “Advisory Agreement”), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814. ProShare Advisors bears all costs associated with providing these advisory services.

No information is presented for the Funds because they are new series that have not yet commenced operations.

Michael Sapir owns a controlling interest in the Advisor and serves as Chairman and Chief Executive Officer of the Advisor and Chairman of the Trust. Louis Mayberg owns a controlling interest in the Advisor and serves as President of the Advisor. No other person owns more than 25% of the ownership interests in the Advisor.

The Advisor may pay, out of its own assets and at no cost to the Funds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the Funds’ shares.

Codes of Ethics

The Trust, ProShare Advisors and the Distributor each have adopted a code of ethics (the “Codes”), as required by applicable law, which is designed to prevent affiliated persons of the Trust, ProShare Advisors and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the Codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a Fund. The Codes are on file with the SEC and are available to the public.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees of the Trust must approve all material amendments to this policy. A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of such fiscal quarter. In addition, each Fund’s portfolio holdings will be publicly disseminated each day the Funds are open for business via the Funds’ website at www.proshares.com.

The portfolio composition file (“PCF”) and the IIV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in large blocks of shares (called “Creation Units”), as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF and IIV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of the Advisor and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

The Board has adopted a Portfolio Holdings Disclosure Policy and will review the Policy annually.

OTHER SERVICE PROVIDERS

Administrator, Index Receipt Agent, and Fund Accounting Agent

J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, MA 02108, acts as Administrator to the Funds pursuant to an administration agreement dated December 15, 2005. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

Because the Funds are new series, they have not yet paid any administration fees.

ProShare Advisors, pursuant to a separate Management Services Agreement, performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with such Service Providers; monitoring, overseeing and reviewing the performance of such Service Providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board with respect to such Service Providers as requested or as deemed necessary. For these services, the Trust pays to ProShare Advisors a fee at the annual rate of 0.10% of average daily net assets for all of the Funds.

Because the Funds are new series, they have not yet paid any administration fees.

Custodian

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. JPMorgan Chase Bank is located at 4 MetroTech Center, Brooklyn, NY 11245.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PWC”) serves as independent registered public accounting firm to the Funds. PWC provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PWC’s address is 100 East Broad Street, Suite 2100, Columbus, OH 43215. For the fiscal year ended May 31, 2007, the Funds were audited by another independent registered public accounting firm.

Legal Counsel

Ropes & Gray LLP, One International Place, Boston, MA 02110, serves as counsel to the Funds.

Distributor

SEI Investments Distribution Co. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. Its address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds.

Principal Financial Officer/Treasurer Services Agreement

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), pursuant to which Foreside provides the Trust with the services of Simon D. Collier to serve as the Trust’s principal financial officer and Treasurer. The Trust pays Foreside an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse Foreside for certain out-of-pocket expenses incurred by Foreside in providing services to the Trust. Foreside is located at Two Portland Square, Portland, ME 04101.

Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Shares in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisors (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose distribution fees.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by ProShare Advisors or the Administrator. Fund expenses include: the investment advisory fee; management services fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all Federal, state and local taxes (including, without limitation, stamp, excise, income and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Trust Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Trust Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any Funds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the AMEX. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PROXY VOTING POLICY AND PROCEDURES

Background

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Funds, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis and voting recommendations, as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors – considering factors such as director qualifications, term of office and age limits.

•	Proxy Contests – considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors – considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses – considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses – considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues – considering factors such as confidential voting and equal access.

•	Capital Structure – considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation – considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation – considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring – considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting – considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues – considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between Fund shareholders and the Advisor, the underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Funds voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 will be available (1) without charge, upon request, by calling the Advisor at 1-866-PRO-5125, (2) on the Trust’s website and (3) on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit as of each Fund’s inception were 75,000 and $5,250,000, respectively.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Shares in Creation Units” below. The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund of the Trust, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the New York Stock Exchange is open for business.

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (“Authorized Participant”). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

Portfolio Deposit (Ultra ProShares and Barrons 400 ProShares only)

The consideration for purchase of a Creation Unit of Shares of an Ultra ProShares or Barrons 400

ProShares generally consists of the in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) constituting a representation of the Underlying Index for the Ultra ProShares or Barrons 400 ProShares, the Balancing Amount and the appropriate transaction fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

The Index Receipt Agent makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Ultra ProShares or Barrons 400 ProShares. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Ultra ProShares or Barrons 400 ProShares until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the Ultra ProShares and Barrons 400 ProShares. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to ProShare Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Ultra ProShares and Barrons 400 ProShares, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Ultra ProShares and Barrons 400 ProShares, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Amount (Short ProShares only)

Creation Units of the Short ProShares will be sold only for cash (“Cash Purchase Amount”). Creation Units are sold at their net asset value plus a transaction fee, as described below, except that, for the Short

International ProShares, purchase orders transmitted by mail must be received by the Distributor by the close of ETF trading on the NYSE Arca (ordinarily 4:15 pm. Eastern time).

Purchases through the Clearing Process (Ultra ProShares and Barrons 400 ProShares only)

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor. A purchase order must be received by the Distributor at 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. All purchases of the Short ProShares will be settled outside the Clearing Process. Purchases (and redemptions) of Creation Units of the Ultra ProShares and Barrons 400 ProShares settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount (for the Ultra ProShares and Barrons 400 ProShares), or of the Cash Purchase Amount (for the Short ProShares) together with the applicable Transaction Fee.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) for the Ultra ProShares and Barrons 400 ProShares only, the Deposit Securities delivered are not as specified by ProShare Advisors and ProShare Advisors has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or ProShare Advisors, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit, exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to 3:00 p.m. on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities (Ultra ProShares and Barrons 400 ProShares only)

With respect to Ultra ProShares and Barrons 400 ProShares, ProShare Advisors makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by ProShare Advisors through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Cash Redemption Amount (Short ProShares only)

The redemption proceeds for a Creation Unit of a Short ProShares will consist solely of cash in an amount equal to the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order (other than for Short International ProShares) must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share. A redemption order for Short International ProShares must be received by the Distributor prior to the close of ETF trading on NYSE Arca (ordinarily 4:15 p.m. Eastern time) if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Fund Securities and the Balancing Amount (for the Ultra ProShares and Barrons 400 ProShares) or the Cash Redemption Amount (for the Short ProShares) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. A redemption order (other than for Short International ProShares) must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share. A redemption order for Short International ProShares must be received by the Distributor prior to the close of ETF trading on NYSE Arca (ordinarily 4:15 p.m. Eastern time) if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”).

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (for the Ultra ProShares and Barrons 400 ProShares only) which are expected to be delivered within three Business Days and the Cash Redemption Amount (for all Funds) by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

Redemptions in Cash

For Ultra ProShares and Barrons 400 ProShares, if it is not possible to effect deliveries of the Fund Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash, which the Ultra ProShares and Barrons 400 ProShares may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

For Short ProShares, all redemptions will be in cash.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Transaction Fees

Transaction fees are imposed as set forth in the table in the prospectus. Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

Purchasers of Creation Units of Ultra ProShares and Barrons 400 ProShares for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Determination of Net Asset Value

Net asset value per share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund other than the

Short International ProShares is determined as of the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (ordinarily 4:00 p.m. Eastern time) on each day that the NYSE is open. The net asset value of each Short International ProShares is determined as of the close of ETF trading on the NYSE Arca (ordinarily 4:15 p.m. Eastern time).

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under 1933 Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

TAXATION

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks, other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:

(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” as described below (the income described in this clause (a), “Qualifying Income”);

(b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the Qualifying Income described in clause (i) of paragraph (a) above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of meeting the diversification requirement described in paragraph (b) above in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an “issuer,” and the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If, in any taxable year, a Fund were to fail to qualify for taxation as a RIC under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. Distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains that were not distributed in previous years. For this purpose, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Funds will be able to do so.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month, and is paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which distributions are declared, rather than the calendar year in which the distributions are received.

Options, Futures, Forward Contracts and Swaps

Regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts may be ordinary in character (see “Foreign Currency Transactions” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, and forward contracts and swaps undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the tax rules applicable to such instruments may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Constructive Sales

Under certain circumstances, each Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on each Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked to market.”

Original Issue Discount; Market Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. If a Fund purchases a debt security on a secondary market at a price lower than its stated redemption price, the excess of the stated redemption price over the purchase price is “market discount”. Generally, any gain realized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on the debt security. Market discount generally accrues in equal daily installments.

Foreign Investments and Taxes

Investment income and gains received by a Fund from foreign investments may be subject to foreign withholding and other taxes, which could decrease the Fund’s return on those investments. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund.

Foreign Currency Transactions

Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. In certain circumstances, a Fund may elect to treat foreign currency gain or loss attributable to a forward contract, a futures contract or an option as capital gain or loss. Furthermore, foreign currency gain or loss arising from certain types of section 1256 contracts is treated as capital gain or loss absent an election to treat foreign currency gain or loss from such contracts as ordinary in character.

To the extent that a Fund’s foreign currency gains and losses are treated as ordinary income or loss, they will increase or decrease the amount of a Fund’s investment company taxable income available (and required) to be distributed to its shareholders. If such foreign currency losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders rather than as ordinary dividends, thereby reducing each shareholder’s basis in his or her Fund shares.

Passive Foreign Investment Companies

The Funds may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated, and an interest factor will be added to the tax allocated to prior taxable years, as if the tax had been payable in such prior taxable years.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Mortgage Pooling Vehicles

The Funds may invest directly or indirectly in residual interests in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Under a notice recently issued by the IRS and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, the Funds may not be a suitable investment for charitable remainder trusts (see “UBTI” below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Unrelated Business Taxable Income

Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (as described above). Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to such shareholder at the highest federal corporate income tax rate. The extent to which the IRS guidance remains applicable to CRTs in light of the December 2006 CRT legislation is unclear. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Distributions

For Federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. . Distributions of net capital gains – that is, the excess of net long-term capital gains from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year over net short-term capital losses – that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or in shares, are taxable at long term capital gains rates, regardless of how long the shareholder has held the Fund’s shares. Distributions of capital gains are generally made after applying any available capital loss carryforward. Capital Gain Dividends are not eligible for the corporate dividends received deduction. Distributions attributable to the excess of net gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

Long term capital gain rates applicable to non-corporate shareholders have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income brackets) for taxable years beginning before January 1, 2011.

Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Shareholders will be notified annually as to the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the value of the shares received.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

Disposition of Shares

Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such shares.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Non-U.S. Shareholders

Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For taxable years of the Funds beginning before January 1, 2008, the Funds were not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that did not provided a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have adequate information exchange with the United States or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the Fund (“interest related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by a Fund (“short-term capital gain dividends”). Legislation to extend the exemption for interest-related and short-term capital gain dividends was proposed but not enacted in 2007. It is unclear whether similar legislation will be enacted in 2008. Even if such legislation were enacted, a Fund may opt not to designate dividends as interest-related dividends or short-term capital gain dividends.

If a beneficial owner of Fund shares who is a foreign person has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial owner of that trade or business, those dividends will be subject to U.S. federal net income taxation at regular income tax rates.

Special rules may apply to distributions to foreign persons from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules may apply to the sale of shares in any ProFund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) - defined very generally in turn as any interest in U.S. real property or any equity interest in a USRPHC - the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets combined. Foreign persons should consult their tax advisors concerning the potential implications of these rules.

Equalization Accounting

Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a RIC under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of a Fund’s shares. The total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. As noted above, investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting, requirement, but under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks, other financial institutions and investors making in-kind contributions to a Fund. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P Europe 350® Index (the “S&P Index”) to track general stock market performance. S&P’s only relationship to the Funds (“Licensee”) is the licensing of certain trademarks and S&P trade names. S&P has no obligation to take the needs of the Licensee or owners of shares of the Funds into consideration in determining, composing or calculating the S&P Index. S&P is not responsible for and has not participated in the determination or calculation of the equation by which the shares of Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Russell 3000® (the “Russell Index”) is a trademark of the Russell Investment Group and/or its affiliates (“Russell”).

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Dow Jones” is a service mark of Dow Jones & Company, Inc. Dow Jones does not:

•	Sponsor, endorse, sell or promote the Funds;
•	Recommend that any person invest in the Funds or any other securities;
•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the Funds;
•	Have any responsibility or liability for the administration, management or marketing of the Funds; or
•	Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating Dow Jones indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the Funds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of Dow Jones indexes and the data included in Dow Jones indexes;
•	The accuracy or completeness of Dow Jones indexes and their data;
•	The merchantability and the fitness for a particular purpose or use of Dow Jones indexes and their data;
•	Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones indexes or their data; and
•	Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

MSCI® is a registered trademark of Morgan Stanley & Company, Inc. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley or any affiliate of Morgan Stanley. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the MSCI Indexes to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by Morgan Stanley without regard to the Funds. Morgan Stanley has no obligation to take the needs of the Funds into consideration in determining, composing or calculating the MSCI Indexes. Morgan Stanley is not responsible for and has not participated in the determination of the prices and amount of Shares of the Funds or the timing of the issuance or sale of such shares. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes has any obligation or liability to owners of the Funds in connection with the administration of the Funds, or the marketing or trading of shares of the Funds. Although Morgan Stanley obtains information for inclusion in or for use in the calculation of the MSCI Indexes from sources which Morgan Stanley considers reliable, neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes guarantees the accuracy and or the completeness of the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any warranty, express or implied, as to results to be obtained by the Funds, or any other person or entity from the use of the MSCI Indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any express or implied warranties, and Morgan Stanley hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley, any of its affiliates or any other party involved in making or compiling the MSCI Indexes have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECUTS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

PART C. OTHER INFORMATION

ProShares Trust

Item 23.	Exhibits

(a)	Articles of Incorporation

(1)	Certificate of Trust of the Registrant.[1]

(2)	Certificate of Amendment to the Certificate of Trust of the Registrant (changing the name from ProFunds ETF Trust to xtraShares Trust).[2]

(3)	Certificate of Amendment to the Certificate of Trust of the Registrant (changing the name from xtraShares Trust to ProShares Trust).[3]

(4)	Amended and Restated Declaration of Trust of the Registrant.[3]

(b)	By-Laws

(1)	By-Laws of the Registrant.[3]

(c)	Instruments Defining Rights of Security Holders

Not applicable.

(d)	Investment Advisory Contracts

(1)	Form of Investment Advisory Agreement between the Registrant and ProShare Advisors LLC.[4]

(e)	Underwriting Contracts

(1)	Form of Distribution Agreement between Registrant and SEI Investments Distribution Co.[5]

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(1)	Form of Custody Agreement and Cash Trade Execution Rider between Registrant and JPMorgan Chase Bank, N.A.[5]

(h)	Other Material Contracts

(1)	Form of Management Services Agreement between Registrant and ProShare Advisors LLC.[4]

(2)	Form of Expense Limitation Agreement between the Registrant and ProShare Advisors LLC.[4]

(3)	Form of Fund Services Agreement (Administration and Compliance Services, Regulatory Services, Accounting Services) between Registrant and J.P. Morgan Investor Services Co. [5]

(4)	Form of Agency Services Agreement between Registrant and JPMorgan Chase Bank, N.A. [5]

(5)	Form of Authorized Participant Agreement between Registrant and SEI Investment Distribution Co. [3]

(6)	PFO/Treasurer Services Agreement between Registrant and Foreside Compliance Services, LLC.[5]

(i)	Legal Opinion

(1)	Opinion and Consent of Ropes & Gray LLP, to be filed by amendment.

(j)	Other Opinions

Not applicable.

(k)	Omitted Financial Statements

Not applicable.

(l)	Initial Capital Agreements

(1)	Investor Letter.[6]

(m)	Rule 12b-1 Plan

(1)	Form of Distribution Plan.[3]

(n)	Rule 18f-3 Plan

Not applicable.

(o)	Reserved

Not applicable.

(p)	Codes of Ethics

(1)	Code of Ethics of the Registrant and Advisor, filed herewith.

(2)	Code of Conduct of the Distributor.[3]

2

(q)	Powers of Attorney

(1)	Power of Attorney for Louis M. Mayberg, filed herewith.

(2)	Power of Attorney for Michael Wachs, filed herewith.

(3)	Power of Attorney for Russell S. Reynolds, III, filed herewith.

(4)	Power of Attorney for Simon D. Collier, filed herewith.

(1)	Filed with Initial Registration Statement on June 5, 2002.
(2)	Previously filed on July 17, 2003 as part of Pre-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.
(3)	Previously filed on May 22, 2006 as part of Pre-Effective Amendment No. 6 under the Securities Act of 1933 and incorporated by reference herein.
(4)	Previously filed on June 19, 2006 as part of Pre-Effective Amendment No. 7 under the Securities Act of 1933 and incorporated by reference herein.
(5)	Previously filed on August 30, 2006 as part of Post-Effective Amendment No. 1 under the Securities Act of 1933 and incorporated by reference herein.
(6)	Previously filed on December 29, 2006 as part of Post-Effective Amendment No. 2 under the Securities Act of 1933 and incorporated by reference herein.

Item 24.	Persons Controlled By or Under Common Control With Registrant

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

Item 25.	Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Eight of the Registrant’s Amended and Restated Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Delaware business trust is operated pursuant to an Amended and Restated Declaration of Trust, dated October 10, 2005 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

3

No indemnification shall be provided hereunder to a Covered Person:

(a)	For any liability to the Trust or its Shareholders arising out of a final adjudication by the court of other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b)	With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)	In the event of a settlement of other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 8.5.2) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter); or (ii) a writer opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either: Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by : (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

(a)	Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b)	A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

4

As used in Section 8.5 of the Declaration of Trust, the following words shall have the meanings set forth below:

(c)	A “Disinterested Trust” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustees, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

(d)	“Claim,” “action,” “suite” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and

(e)	“Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 26.	Business and Other Connections of Investment Advisers

Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee (disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and “Management of the ProShares Trust” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

The information as to the directors and officers of ProShare Advisors LLC is set forth in ProShare Advisors LLC’s Form ADV filed with the Securities and Exchange Commission on April 7, 2005 (Reference No. 5524427696B2B2) and amended through the date January 2, 2008, is incorporated herein by reference.

Item 27.	Principal Underwriters

(a)	State the name of each investment company (other than the registrant) for which each principal underwriter currently distributing securities of the registrant also acts as a principal underwriter, depositor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust
SEI Liquid Asset Trust
SEI Tax Exempt Trust
SEI Index Funds
SEI Institutional Managed Trust
SEI Institutional International Trust
The Advisors’ Inner Circle Fund
The Advisors’ Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust

5

SEI Institutional Investments Trust
HighMark Funds
Oak Associates Funds
CNI Charter Funds
iShares Inc.
iShares Trust
JohnsonFamily Funds, Inc.
Causeway Capital Management Trust
The Japan Fund, Inc.
Barclays Global Investors Funds
The Arbitrage Funds
The Turner Funds
Community Reinvestment Act Qualified Investment Fund

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 20. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer & Treasurer	None
Thomas Rodman	Chief Operations Officer	None
John Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer and Anti-Money Laundering Officer	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
Robert Silvestri	Vice President	None
John Coary	Vice President	None
Michael Farrell	Vice President	None
Mark McManus	Vice President	None

Item 28.	Location of Accounts and Records

State the names and address of each person maintaining principal possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act (15 U.S.C. 80a-30(a)) and the rules under that section.

6

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:

JPMorgan Chase Bank, N.A.
Attn: General Counsel
4 MetroTech Center
Brooklyn, NY 11245

J.P. Morgan Investor Services Co.
73 Tremont Street
Boston, MA 02108
Attention: Legal Department

ProShare Advisors LLC c/o ProFund Advisors LLC
Attn: General Counsel
7501 Wisconsin Avenue, Suite 1000
Bethesda, MD 20814

SEI Investments Distribution Co.
Attn: General Counsel
One Freedom Valley Drive
Oaks, Pennsylvania 19456-1100

Item 29.	Management Services

Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund’s last three fiscal years.

Not applicable.

Item 30.	Undertakings

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland on February 28, 2008.

ProShares Trust

By:	/s/ Louis M. Mayberg*
Louis M. Mayberg

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Michael L. Sapir	Trustee, Chairman	February 28, 2008
Michael L. Sapir

/s/ Russell S. Reynolds, III	* Trustee	February 28, 2008
Russell S. Reynolds, III

/s/ Michael Wachs	* Trustee	February 28, 2008
Michael Wachs

/s/ Louis M. Mayberg	President	February 28, 2008
Louis M. Mayberg

/s/ Simon D. Collier	Treasurer	February 28, 2008
Simon D. Collier

*By: /s/ Barry Pershkow
Barry Pershkow
As Attorney-in-fact

Date: February 28, 2008

EXHIBIT INDEX

EXHIBIT NUMBER	ITEM
(p)(1)	Code of Ethics of the Registrant and Advisor

(q)(1)	Power of Attorney for Louis M. Mayberg

(q)(2)	Power of Attorney for Michael Wachs

(q)(3)	Power of Attorney for Russell S. Reynolds, III

(q)(4)	Power of Attorney for Simon D. Collier